As filed with the Securities and Exchange Commission on February 11, 1999 Registration No. 333-01713

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                       POST-EFFECTIVE AMENDMENT NO. 4 TO
                                 FORM S-6

    FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY*
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Address of Depositor's Principal Executive Office)

                                (949) 725-6767
              (Depositor's Telephone Number, including Area Code)


                            Robin Yonis Sandlaufer
                          Assistant Vice President of
                         Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                               Jeffrey S. Puretz
                            Dechert Price & Rhoads

                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401

It is proposed that this filing will become effective on April 12, 1999 pursuant to paragraph (a) of Rule 485.

Title of securities being registered: Interests in the Separate Account under Pacific Select Estate Preserver Last Survivor Flexible Premium Variable Life Insurance Policies.


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Pacific Select   Separate Account of Pacific Life Insurance Company

CROSS-REFERENCE SHEET

Pursuant to Rule 404(c) of Regulation C under the Securities Act of 1933

(Form N-8B-2 Items required by Instruction as to the Prospectus in Form S-6)

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Form N-8B-2                                                     Form S-6
Item Number                                              Heading in Prospectus

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1.  (a)  Name of trust.................................  Prospectus front cover

    (b)  Title of securities issued....................  Prospectus front cover

2.  Name and address of each depositor.................  Prospectus front cover; Back Cover

3.  Name and address of trustee........................  N/A

4.  Name and address of each principal underwriter.....  About Pacific Life

5.  State of organization of trust.....................  Pacific Select Exec Separate
                                                         Account

6.  Execution and termination of trust agreement.......  Pacific Select Exec Separate
                                                         Account

7.  Changes of name....................................  N/A

8.  Fiscal year........................................  N/A

9.  Material Litigation................................  N/A

II. General Description of the Trust and Securities of the Trust

10. (a)  Registered or bearer securities...............  Pacific Select Estate Preserver basics; The death benefit

    (b)  Cumulative or distributive securities.........  Pacific Select Estate Preserver basics; The death benefit

    (c)  Withdrawal or redemption......................  Withdrawals, surrenders and loans

    (d)  Conversion, transfer, etc.....................  Withdrawals, surrenders and loans

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                                                         Policy

    (e)  Periodic payment plan.........................  N/A

    (f)  Voting rights.................................  Voting Rights

    (g)  Notice to security holders....................  Reports we'll send you

    (h)  Consents required.............................  Voting rights

    (i)  Other provisions..............................  N/A

11. Type of securities comprising units................  Pacific Select Estate
                                                         Preserver Basics

12. Certain information regarding periodic
    payment plan certificates..........................  N/A

13. (a)  Load, fees, expenses, etc.....................  Deductions from your premiums;
                                                         Surrendering your policy

    (b)  Certain information regarding periodic
         payment plan certificates.....................  N/A

    (c)  Certain percentages...........................  Deductions from your premiums

    (d)  Difference in price...........................  N/A

    (e)  Certain other fees, etc.......................  Deductions from your premiums;
                                                         surrendering your policy

    (f)  Certain other profits or benefits.............  The death benefit; your policy's accumulated value

    (g)  Ratio of annual charges to income.............  N/A

14. Issuance of trust's securities.....................  Pacific Select Estate Preserver Basics

15. Receipt and handling of payments from
    purchasers.........................................  How premiums work

16. Acquisition and disposition of underlying
    securities.........................................  Your policy's accumulated value; your investment options

17. Withdrawal or redemption...........................  Withdrawals, surrenders and loans

18. (a)  Receipt, custody and disposition
         of income.....................................  Your policy's accumulated value
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    (b)  Reinvestment of distributions.................  N/A

    (c)  Reserves or special funds.....................  N/A

    (d)  Schedule of distributions.....................  N/A

19. Records, accounts and reports......................  Statements and Reports


20. Certain miscellaneous provisions of trust agreement

    (a)  Amendment.....................................  N/A

    (b)  Termination...................................  N/A

    (c) and (d) Trustee, removal and successor.........  N/A

    (e) and (f) Depositors, removal and successor......  N/A

21. Loans to security holders..........................  Withdrawals, Surrenders and Loan

22. Limitations on liability...........................  N/A

23. Bonding arrangements...............................  N/A

24. Other material provisions of trust agreement.......  N/A

III. Organizations, Personnel and Affiliated Persons of Depositor

25. Organization of depositor..........................  About Pacific Life


26. Fees received by depositor.........................  See Items 13(a) and 13(e)

27. Business of depositor..............................  About Pacific Life


28. Certain information as to officials and affiliated
    persons of depositor...............................  About Pacific Life

29. Voting securities of depositor.....................  N/A

30. Persons controlling depositor......................  N/A

31. Payments by depositor for certain services

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     rendered to trust.................................  N/A

32.  Payments by depositor for certain other services
     rendered to trust.................................  N/A

33.  Remuneration of employees of depositor for
     certain services rendered to trust................  N/A

34.  Remuneration of other persons for certain
     services rendered to trust........................  N/A

IV.  Distribution and Redemption of Securities

35.  Distribution of trust's securities by states......  N/A

36.  Suspension of sales of trust's securities.........  N/A

37.  Revocation of authority to distribute.............  N/A

38.  (a)  Method of distribution.......................  How policies are distributed

     (b)  Underwriting agreements......................  How policies are distributed

     (c)  Selling agreements...........................  How policies are distributed

39.  (a)  Organization of principal underwriters.......  How policies are distributed

     (b)  N.A.S.D. membership of principal
          underwriters.................................  How policies are distributed

40.  Certain fees received by principal underwriters...  How policies are distributed

41.  (a)  Business of each principal underwriter.......  How policies are distributed

     (b)  Branch offices of each principal
          underwriter..................................  N/A

     (c)  Salesmen of each principal underwriter.......  N/A

42.  Ownership of trust's securities by certain persons  N/A

43.  Certain brokerage commissions received by
     principal underwriters............................  N/A

44.  (a)  Method of valuation..........................  Your Policy's Accumulated Value
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                                                         Value

     (b)  Schedule as to offering price................  How premiums work

     (c)  Variation in offering price to certain
          persons......................................  Monthly Deductions

45.  Suspension of redemption rights...................  Timing of payments, forms, and requests

46.  (a)  Redemption Valuation.........................  Withdrawals, surrenders and loans

     (b)  Schedule as to redemption price..............  Withdrawals, surrenders and loans

47.  Maintenance of position in underlying securities..  Your investment options

V.   Information Concerning the Trustee or Custodian

48.  Organization and regulation of trustee............  N/A

49.  Fees and expenses of trustees.....................  N/A

50.  Trustee's lien....................................  N/A

VI.  Information Concerning Insurance of Holders of Securities

51.  Insurance of holders of trust's securities........  The death benefit

VII. Policy of Registrant

52.  (a)  Provisions of trust agreement with respect
          to selection or elimination of underlying
          securities...................................  How our accounts work

     (b)  Transactions involving elimination of
          underlying securities........................  How our accounts work

     (c)  Policy regarding substitution or
          elimination of underlying securities.........  How our accounts work

     (d)  Fundamental policy not otherwise
          covered......................................  N/A

53.  Tax status of trust...............................  Variable life insurance and your taxes

VIII. Financial and Statistical Information
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54.  Trust's securities during last ten years..........  N/A

55.  N/A

56.  Certain information regarding periodic payment
     plan certificates.................................  N/A

57.  N/A

58.  N/A

59.  Financial statements (Instruction 1(c) of
     "Instructions as to the Prospectus" of Form S-6)..  Financial statements

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[front cover]

                               (logo)

This policy is not             Pacific Select Estate Preserver
available in all               Prospectus
states. This                   May 1, 1999
prospectus is not an
offer in any state
or jurisdiction                Pacific Select Estate Preserver is a last survivor flexible
where we're not                premium variable life insurance policy issued by Pacific Life
legally permitted to           Insurance Company.
offer the policy.
                               This prospectus provides information that you should know
The policy is                  before buying a policy. It's accompanied by a current
described in detail            prospectus for the Pacific Select Fund, a fund that provides
in this prospectus.            the underlying portfolios for the variable investment options
The Pacific Select             offered under the policy. Please read these prospectuses
Fund is described in           carefully and keep them for future reference.
its prospectus and
in its Statement of            Here's a list of all of the investment options available under
Additional                     your policy:
Information (SAI).
No one has the right           Variable investment options
to describe the                Money Market            Large-Cap Value
policy or the                  High Yield Bond         Mid-Cap Value
Pacific Select Fund            Managed Bond            Equity
any differently than           Government Securities   Bond and Income
they have been                 Growth                  Equity Index
described in these             Aggressive Equity       Small-Cap Index
documents.                     Growth LT               REIT
                               Equity Income           International
You should be aware            Multi-Strategy          Emerging Markets
the Securities
and Exchange                   Fixed option
Commission (SEC) has           Fixed Account
not reviewed the
policy for its
investment merit, and
does not guarantee
that the information
in this prospectus
is accurate or
complete. It's a
criminal offense to
say otherwise.

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                                                                               1
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[pages 2 & 3]

Your guide to this prospectus


                  An overview of Pacific Select Estate Preserver............. 05

                  Pacific Select Estate Preserver basics..................... 13
                    Owners, people insured by the policy, and beneficiaries.. 14 Policy date, monthly payment date, and policy anniversary date....................................... 15
                    Statements and reports we'll send you.................... 16
                    Your right to cancel..................................... 16
                    Timing of payments, forms and requests................... 17
                    Telephone transactions................................... 19

                  The death benefit.......................................... 20
                    Choosing your death benefit option....................... 20
                    When we pay the death benefit............................ 24
                    Changing your death benefit option....................... 24
                    Decreasing the face amount............................... 24
                    Optional riders.......................................... 25

                  How premiums work.......................................... 27
                    Your first premium payment............................... 27
                    Planned periodic premium payments........................ 27
                    Deductions from your premiums............................ 28
                    Allocating your premiums................................. 29
                    Limits on the premium payments you can make.............. 29

                  Your policy's accumulated value............................ 31
                    Calculating your policy's accumulated value.............. 31
                    Monthly deductions....................................... 31
                    Lapsing and reinstatement................................ 34

                  Your investment options.................................... 37
                    Variable investment options.............................. 37
                    Fixed option............................................. 42
                    Transferring among investment options.................... 42

                  Withdrawals, surrenders and loans.......................... 45
                    Making withdrawals....................................... 45
                    Taking out a loan........................................ 46
                    Ways to use your policy's loan and withdrawal features... 47
                    Surrendering your policy................................. 48

                  General information about your policy...................... 50

                  Variable life insurance and your taxes..................... 53



                  About Pacific Life......................................   58

                  Appendices..............................................   67
                  Appendix A: Illustrations...............................   67
                  Appendix B: Joint equal age.............................   78
                  Appendix C: Rates per $1,000 of face amount.............   80
                  Appendix D: Death benefit percentages...................   81
                  Appendix E: Death benefit factor table..................   82
                  Where to go for More Information........................ BACK
                                                                           COVER


                                                                               3
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In this prospectus,      Terms used in this prospectus
you and your mean
the policy holder or     We've tried to make this prospectus easy to read and understand,
owner. We, us and        but you may find some words and terms that are new to you. We've
our refer to Pacific     identified some of these below and the pages where you'll find an
Life Insurance           explanation of what they mean.
Company. Policy
means a Pacific          If you have any questions, please ask your registered
Select Estate            representative or call us at 1-800-800-7681
Preserver variable
life insurance           Accumulated value............ 00   Joint owners................ 00
policy, unless we        Accumulation units........... 00   Lapse....................... 00
state otherwise.         Age.......................... 00   Loan account................ 00
                         Allocation................... 00   Modified endowment
                         Assignment................... 00   contract.................... 00
                         Beneficiary.................. 00   Monthly payment date........ 00
                         Business day................. 00   Net amount at risk.......... 00
                         Cash surrender value......... 00   Net cash surrender value.... 00
                         Concurrent beneficiary....... 00   Net premium................. 00
                         Contingent beneficiary....... 00   Outstanding loan amount..... 00
                         Cost of insurance rate....... 00   Planned periodic premium.... 00
                         Death benefit................ 00   Policy anniversary.......... 00
                         Death benefit factor......... 00   Policy date................. 00
                         Death benefit percentage..... 00   Policy year................. 00
                         Face amount.................. 00   Portfolio................... 00
                         Fixed account................ 00   Proper form................. 00
                         Fixed option................. 00   Reinstatement............... 00
                         General account.............. 00   Riders...................... 00
                         Guideline minimum death            Sales surrender target...... 00
                         benefit...................... 00   Separate account............ 00
                         Guideline premium limit...... 00   Seven-pay limit............. 00
                         Illustration................. 00   Tax code.................... 00
                         In force..................... 00   Unit value.................. 00
                         Income benefit............... 00   Variable account............ 00
                         Joint equal age.............. 00   Variable investment option.. 00
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                                 An overview of
                                 Pacific Select Estate Preserver

                                 This overview tells you some key things you should know about your policy. It's designed as a summary only -- please read the entire prospectus and your policy for more detailed information.

                                 Some states have different rules about how life insurance policies are described or administered. The terms in your policy, or in any endorsement or rider, prevail over what's in this prospectus.

                                 Pacific Select Estate Preserver basics
Last survivor life insurance     Pacific Select Estate Preserver is a last survivor flexible premium variable life
may be appropriate for two       insurance policy.
spouses who want to provide
a death benefit for their        .  Last survivor means the policy insures the lives of two people and provides a death
children.                           benefit that's payable after both people have died.

This may not be the right        .  Flexible premium means you can vary the amount and frequency of your premium
kind of policy for someone          payments.
who wants to provide a death
benefit for his or her           .  Variable means the policy's value depends on the performance of the investment
spouse. In that case, a             options you choose.
policy that insures a single
life may be more appropriate.    .  Life insurance means the policy provides a death benefit to the beneficiary you choose.

Please discuss your insurance    In addition to providing a death benefit that is generally free of federal income tax,
needs and financial              any growth in your policy's accumulated value is tax-deferred. You can choose from 18
objectives with your             variable investment options, each of which invests in a corresponding portfolio of the
registered representative.       Pacific Select Fund, and a fixed option that provides a guaranteed minimum rate of interest.

You'll find more about the       Pacific Select Estate Preserver is designed for long-term financial planning. Please
basics of Pacific Select         take some time to read the information in this prospectus before you decide if this
Estate Preserver starting on     life insurance policy meets your insurance needs and financial objectives.
page ..
                                 Your right to cancel
                                 During the free look period, you have the right to cancel your policy and return it to us or your registered representative for a refund. The amount of your refund may be more or less than the premium payments you've made, depending on the state where you signed your application. If you sign your application in a state that requires us to refund your premium payments, we'll hold the net premium in the money market investment option until the free look transfer date.

Your policy provides a death     The death benefit
benefit for your beneficiary     You can choose one of four death benefit options depending on what is more important
after both of the people         to you: a larger death benefit or building the accumulated value of your policy.
insured by the policy have
died, as long as your policy     You can change your death benefit option and reduce your policy's face amount (with
is in force.                     certain restrictions) while your policy is in force.

You'll find more about the       Optional riders
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death benefit starting on        There are six optional riders that provide extra benefits, some at additional cost.
page ..                          Not all riders are available in every state, and some riders may only be added when you apply for your policy.

Your policy gives you the        How premiums work
flexibility to choose the        Your first premium must be equal to at least 25% of the sum of your premium load and
amount and frequency of your     your policy's monthly charges for the first year. Your planned periodic premium must
premium payments, within         be for at least $50.
certain limits.
                                 Deductions from your premiums
You'll find more about how       We deduct a premium load from each premium payment you make. The premium load is made
premiums work starting on        up of a sales load, a state and local premium tax charge, and a federal tax charge.
page ..
                                 Limits on the premium payments you can make
                                 Federal tax law puts limits on the premium payments you can make in relation to your policy's death benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your policy and return it to you under certain circumstances.

Accumulated value is used as     Your policy's accumulated value
the basis for determining        Accumulated value is the value of your policy on any business day. It is not
policy benefits and charges.     guaranteed--it depends on the performance of the investment options you've chosen, the
If there is not enough           premium payments you've made, policy charges, and how much you've borrowed or
accumulated value to cover       withdrawn from the policy.
policy charges, your
policy could lapse.              Monthly deductions
                                 We deduct a monthly charge from your policy's accumulated value on each monthly
You'll find more about           payment date. The charge is made up of cost of insurance, an administrative charge,
accumulated value starting       and a mortality and expense risk charge. If you add any riders, we'll add any charges
on page ..                       for them to your monthly charge.

                                 Lapsing and reinstatement
                                 If there is not enough accumulated value to cover the monthly charge on the day we make the deduction, your policy may lapse  which means you'll no longer have any insurance coverage. If your policy is in danger of lapsing, we'll give you a grace period of 61 days to pay the required premium. If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement.

The investment options you       Your investment options
choose will affect your          You can choose from 18 variable investment options, each of which invests in a
policy's accumulated value,      corresponding portfolio of the Pacific Select Fund. We're the investment adviser for
and may affect the death         the Pacific Select Fund. We oversee the management of all the fund's portfolios and
benefit.                         manage two of the portfolios directly. To manage the other portfolios, we've retained some of the nation's other leading asset managers. The value of each portfolio will
Please review the                fluctuate with the value of the investments it holds, and returns are not guaranteed.
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investment options carefully     You can also choose a fixed option that provides a guaranteed minimum annual interest
and ask your registered          rate of 4%. We may offer a higher interest rate. If we do, we'll guarantee that rate
representative to help you       for one year.
choose the right ones for
your goals and risk              We allocate your premium payments and accumulated value to the investment options you
tolerance.                       choose. Your policy's accumulated value will fluctuate depending on the investment options you've chosen. You bear the investment risk of any variable investment options
You'll find more about the       you choose.
investment options starting
on page ..                       Transferring among investment options
                                 You can transfer among the investment options during the life of your policy without paying any current income tax. There is currently no charge for transfers.

                                 You can make as many transfers as you like between variable investment options. You can also make automatic transfers from one variable investment option to another using our dollar cost averaging or portfolio rebalancing program. These programs are not available for the fixed option.

                                 You can only make one transfer from the fixed option to the variable investment options in any 12-month period, and each transfer may be no more than $5,000 or 25% of the accumulated value in the fixed option, whichever is greater. You can only transfer to the fixed option in the policy month right before each policy anniversary.

Making a withdrawal, taking      Withdrawals, surrenders and loans
out a loan or surrendering       You can take out all or part of your policy's accumulated value while your policy is
your policy can change your      in force by making withdrawals or surrendering your policy. You can take out a loan
policy's tax status,             from us using your policy as security. You can also use your policy's loan and
generate taxable income, or      withdrawal features to supplement your income, for example, during retirement.
make your policy more
susceptible to lapsing. Be       Making withdrawals
sure to plan carefully           You can withdraw part of your policy's net cash surrender value starting on your
before using these policy        policy's first anniversary. This reduces your policy's accumulated value and could
benefits.                        affect the face amount and death benefit.

You'll find more about           Taking out a loan
withdrawals, surrenders and      You can take out a loan from us using your policy's accumulated value as security. You
loans starting on page ..        pay interest on the amount you borrow. The accumulated value used to secure your loan is set aside in a loan account, where it earns interest.

                                 The amount in the loan account is not available to help pay for any monthly charges against your policy. Taking out a loan affects the accumulated value of your policy because the amount set aside in the loan account misses out on the potential earnings available through the investment options.
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                                 Surrendering your policy
                                 You can surrender or cash in your policy for its net cash surrender value while either of the two people insured by the policy is still living. We'll apply a surrender charge during the first 10 policy years.

There are tax issues to          Variable life insurance and your taxes
consider when you own a life     Your beneficiary generally will not have to pay federal income tax on death benefit
insurance policy.  These are     proceeds. You'll also generally not be taxed on any or all of your policy's
described in detail starting     accumulated value unless you receive a cash distribution by making a withdrawal or
on page ..                       surrendering your policy.

                                 If your policy is a modified endowment contract, all distributions you receive during the life of the policy may be subject to tax and a 10% penalty.

When you buy a life insurance    About Pacific Life
policy, you're relying on        Pacific Life is a life insurance company based in California. We issue the policies.
the insurance company that       Pacific Mutual Distributors, Inc., our wholly owned subsidiary, is the distributor of
issues it to be able to meet     the policies.
its financial obligations to
you.                             How our accounts work
                                 We put your premium payments in our general and separate accounts. We own the assets
You'll find more about           in our accounts and make the allocations to the investment options you've chosen.
Pacific Life, and our
strength as a company,           Amounts allocated to the fixed option are held in our general account. Our general
starting on page ..              account includes all of our assets, except for those held in our separate accounts.
                                 Our ability to meet our obligations under the policy is backed by our strength as an insurance company.

                                 Amounts allocated to the variable investment options are held in our separate account.
                                 The assets in this account are kept separate from the assets in our general account and our other separate accounts, and are protected from our general creditors.
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                                 This section of the overview explains the fees and expenses associated with your Pacific Select Estate Preserver policy.

The chart to the right           Understanding policy expenses and cash flow
illustrates how cash
normally flows through a         [flow chart text:]
Pacific Select Estate
Preserver policy.                Your premium
                                 You make a premium payment
The shaded boxes show
the fees and expenses            We deduct a premium load
you pay directly or
indirectly under your            Net premium
policy.  These are               We allocate the net premium to the investment options you choose explained in the pages
that follow.                     Fixed option
                                 We hold amounts you allocate to this option in our general account

                                 Variable investment options
                                 We hold amounts you allocate to this option in our separate account

                                 Pacific Select Fund
                                 The variable investment options invest in the fund's portfolios

                                 The fund deducts advisory fees and other fund expenses from the portfolios

                                 Accumulated value
                                 The total value of your policy

                                 We make monthly deductions
                                 We deduct:
                                 . cost of insurance charge
                                 . administrative charge
                                 . mortality and expense risk charge
                                 . rider charges

                                 If you make a withdrawal
                                 We deduct a withdrawal charge

                                 If you surrender your policy
                                 We deduct a surrender charge

                                 Loan account
                                 Accumulated value set aside to secure a policy loan

The premium load is              Deductions from your premiums
explained in more detail on      We deduct a premium load from each premium payment you make. The
page ..                          load is made up of three charges:

                                 Sales load --5% of each premium payment during the first 10 policy years and reduced to 3% after the 10th policy year.
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                                 State and local premium and other tax charge --2.35% of each premium payment.

                                 Federal tax charge  --1.50% of each premium payment.

The monthly charge is            Deductions from your policy's accumulated value
explained in more detail         We deduct a monthly charge from your policy's accumulated value
starting on page .               in the investment options on each monthly payment date.
                                 This charge is made up of three charges:

An example
For a policy with:               Cost of insurance -- We calculate this charge by multiplying the
 .  a joint equal age of 50       current cost of insurance rate by a discounted net amount at
 .  a face amount of $100,000     risk at the beginning of each policy month. When the younger of
 .  accumulated value of          the two people insured by the policy reaches age 100, we no
   $60,000 after                 longer deduct any cost of insurance charge.
   deducting any
   outstanding loan              Administrative charge -- We deduct a charge of $16 a month
   amount.                       during the first five policy years, and $6 a month thereafter.
                                 When the younger of the two people insured by the policy reaches age 100, we no longer deduct any administrative charge.

The monthly charge for the       Mortality expense and risk charge -- The mortality expense and
face amount component of         risk charge varies depending on your policy's face amount, joint
the mortality and expense        equal age and accumulated value. It's made up of two components:
risk charge is $10.20
($100,000 x 0.102).              .  The face amount component, which we deduct every month during
 --------                           the first 10 policy years at a rate that is based on the joint
   1,000                            equal age and each $1,000 of the initial face amount of your policy.
The monthly charge for the
accumulated value                .  The accumulated value component, which we deduct every month
component is $15                    during the first 20 policy years at an annual rate of 0.30%
($60,000 x 0.025%). The             (0.025% monthly) of your policy's accumulated value, after any
charge in policy year 21            outstanding loan amount has been deducted. During policy years
(and thereafter) would be           21 and thereafter, we reduce the annual rate to 0.10% (0.008333%
$5 ($60,000 x 0.008333%)            monthly) of the accumulated value.
if the policy's accumulated
value was $60,000.               Riders -- If you add any riders to your policy, we add any charges for them to your monthly charge.
Joint equal age is
explained in Appendix B.         Withdrawal and surrender charges
The rates for the face           You can withdraw part of your policy's net cash surrender value
amount component are             at any time starting on your policy's first anniversary. There
shown in Appendix C.             is a $25 charge for each withdrawal you make. We deduct this
Withdrawal and surrender         charge proportionately from all of your investment options.
charges are explained in
more detail beginning on         If you surrender or cash in your policy, or decrease its face
page .                           amount, during the first 10 years of owning the policy, we'll deduct a surrender charge. The surrender charge is made up of two components:

                                 .  The underwriting surrender charge, which is assessed at a
An example                          rate that is based on the joint equal age and each $1,000 of the
For a policy that is                initial face amount of your policy. The amount of the charge surrendered at the end of
the first policy year, with:
 .  a joint equal age of 50
 .  an initial face amount
   of $100,000.

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
                                         does not change during the first policy year. Starting on the
The underwriting surrender               first policy anniversary, we reduce the charge by 0.9259% a
charge is $520.                          month until it reaches zero at the end of 10 policy years.

The sales surrender target            .  The sales surrender charge, which, during the first policy
is $905. The maximum                     year, equals the smaller of the following amounts:
sales surrender charge is
$226.25.                                 .  25% of the premium payments you've made, or
                                         .  25% of the sales surrender target, which is based on the
The underwriting surrender                  joint equal age of the people insured by the policy for each
charge and sales                            $1,000 of a policy's initial face amount.
surrender target rates
appear in Appendix C.                    The sales surrender charge increases until the premiums you pay reach the sales surrender target. In the 13th month you own your policy, we reduce the sales surrender charge so that it is
                                         99.0741% of the charge as calculated above. After that, we reduce it by 0.9259% a month until it reaches zero at the end of
                                         10 policy years.

You'll find more about the            Fees and expenses paid by the Pacific Select Fund
Pacific Select Fund                   The Pacific Select Fund pays advisory fees and other expenses.
starting on page ., and in            These are deducted from the assets of the fund's portfolios and
the fund's prospectus,                may vary from year to year. They are not fixed and are not part of
which accompanies this                the terms of your policy. If you choose a variable investment
prospectus.                           option, these fees and expenses affect you indirectly because they reduce portfolio returns.

                                      Advisory fee
                                      Pacific Life is the investment adviser to the fund. The fund pays an advisory fee to us for these services. The table below shows the advisory fee as a annual percentage of each
                                      portfolio's average daily net assets.

                                      Other expenses
                                      The table also shows expenses the fund paid in 1998 as an annual percentage of each portfolio's average daily net assets. To help limit fund expenses, we've agreed to waive all or part of our investment advisory fees or otherwise reimburse each portfolio for expenses (not including advisory fees, additional costs associated with foreign investing and extraordinary expenses)
                                      that exceed 0.25% of its average daily net assets. We do this voluntarily, but do not guarantee that we'll continue to do so after December 31, 2000. No reimbursement was necessary for 1998.

                                                   Advisory           Other          Total
Portfolio                                          fee                expenses       expenses
Money Market                                       ....%              ....%          ....%

High Yield Bond                                    0.60%              ....%          ....%

Managed Bond                                       0.60%              ....%          ....%

Government Securities                              0.60%              ....%          ....%

Growth                                             0.65%              ....%          ....%

Aggressive Equity                                  0.80%              ....%          ....%

Growth LT                                          0.75%              ....%          ....%

Equity Income                                      0.65%              ....%          ....%

Multi-Strategy                                     0.65%              ....%          ....%

Large-Cap Value*                                   0.85%              ....%          ....%

Mid-Cap Value*                                     0.85%              ....%          ....%

Equity                                             0.65%              ....%          ....%

Bond and Income                                    0.60%              ....%          ....%

Equity Index                                       ....%              ....%          ....%

Small-Cap Index*                                   0.50%              ....%          ....%

REIT*                                              1.10%              ....%          ....%

International                                      0.85%              ....%          ....%

Emerging Markets                                   1.10%              ....%          ....%

* Other expenses are estimated. There were no actual advisory fees or other expenses for these portfolios in 1998 because the portfolios started on January 4, 1999.

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
                         Pacific Select Estate Preserver basics
Policy amendments and    When you buy a Pacific Select Estate Preserver life insurance
endorsements are a       policy, you're entering into a contract with Pacific Life
part of your policy      Insurance Company. Your contract with us is made up of your
and confirm changes      application, your policy, applications to change or reinstate
you or we make to        the policy, any amendments, riders or endorsements to your
the policy.              policy, and specification pages.

Specification pages      When we approve your signed application, we'll issue your
summarize                policy. If your application does not meet our underwriting
information specific     requirements, we can reject it or ask you for more information.
to your policy at        Once we receive your first premium payment, the policy has been
the time the policy      delivered to you and any delivery requirements have been met,
is issued.               we'll consider your policy to be in force. That's when our obligations under the policy begin.
Riders provide extra
benefits you can add     Your policy will be in force until one of the following happens:
when you apply for       .  both people insured by the policy die
your policy. Some        .  the grace period expires and your policy lapses, or
riders have an           .  you surrender your policy.
additional cost.
                         If your policy is not in force when both people insured by the policy die, we are not obligated to pay the death benefit
                         proceeds to your beneficiary.

Last survivor life       Pacific Select Estate Preserver is a last survivor flexible
insurance may be         premium variable life insurance policy that insures the lives
appropriate for two      of two people and pays death benefit proceeds after both people
spouses who want to      have died.
provide a death
benefit for their        Under a flexible premium life insurance policy, you have the
children.                flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the
This may not be the      ongoing cost of policy benefits.
right kind of policy
for someone who          A premium load is deducted from each premium payment you make.
wants to provide a       The resulting net premium is allocated to the investment
death benefit for        options you choose, and becomes part of your policy's
his or her spouse.       accumulated value.
In that case, a
policy that insures      Charges are deducted from the accumulated value each month to
a single life may be     help cover the cost of the policy's death benefit and other
more appropriate.        expenses. If there is not enough accumulated value to cover the monthly charge on the day we make the deduction, your policy
Please discuss your      may lapse after a grace period -- which means you'll no longer
insurance needs and      have any insurance coverage.
financial objectives
with your registered     Investment earnings will increase your policy's accumulated
representative.          value, while investment losses will decrease it. The premium payments you'll be required to make to keep your policy in force will be influenced by the investment results of the
                         investment options you've chosen.

Please consult your      Owners, people insured by the policy, and beneficiaries
financial advisor or
a lawyer about           Owners
designating              The owner is the person named on the application who makes the
ownership interests.     decisions about the policy and its benefits while it's in
                         force. You can own a policy by yourself or with someone else.
                         Two or more owners are called joint owners. You need the
                         signatures of all owners for all policy transactions.

                         If one of the joint owners dies, the surviving owners will hold all rights under the policy. If the last joint owner dies, his or her estate will own the policy unless you've given us other instructions.

                         A policy can also be owned by an institution, trust,
If you would like to     corporation or group or sponsored arrangement. These owners
change the owner of      often buy more than one policy, which may qualify them for
your policy, please      reduced charges or lower premium payments.
contact us or your
registered               You can change the owner of your policy by completing a change
representative for a     of owner form. Once we've received and recorded your request,
change of owner          the change will be effective as of the day you signed the
form. We can process     change of owner form.
the change only if
we receive your          People insured by the policy
instructions in          This policy insures the lives of two people who are between the
writing.                 ages of 20 and 85 at the time you apply for your policy, and who have given us satisfactory evidence of insurability. Your policy refers to these people as the insureds. The policy pays death benefit proceeds after both of these people have died.

Risk classes are         Each person to be insured by the policy is assigned an
usually based on         underwriting or insurance risk class which we use to calculate
age, gender, health      cost of insurance charges. We normally use the medical or
and whether or not       paramedical underwriting method to assign underwriting or
the person to be         insurance risk classes, which may require a medical
insured by the           examination. We may, however, use other forms of underwriting
policy smokes. Most      if we think it's appropriate.
insurance companies
use similar risk         When we use a person's age in policy calculations, we generally
classification           use his or her age as of the nearest the policy date, and we
criteria.                add one year to this age on each policy anniversary date. For example, when we talk about someone "reaching age 100", we're
When we refer to age     referring to the policy date closest to that person's 100th
throughout this          birthday, not to the day when he or she actually turned 100.
prospectus, we're
using the word as        Beneficiaries
we've defined it         The beneficiary is the person, people, entity or entities you
here.                    name


                         to receive the death benefit proceeds. Here are some
                         things you need to know about naming beneficiaries:
                         .  You can name one or more primary beneficiaries who each receive an equal share of the death benefit proceeds unless you tell us otherwise. If one beneficiary dies, his or her share will pass to the surviving primary beneficiaries in proportion to the share of the proceeds they're entitled to receive,
                            unless you tell us otherwise.
                         .  You can also name a contingent beneficiary for each primary beneficiary you name. The contingent beneficiary will receive the death benefit proceeds if the primary beneficiary dies.
If you would like to     .  You can choose to make your beneficiary permanent (sometimes
change the                  called irrevocable). You cannot change a permanent
beneficiary of your         beneficiary's rights under the policy without his or her
policy, please              permission.
contact us  or your      .  If none of your beneficiaries is still living when the death
registered                  benefit proceeds are payable, you as the policy owner will
representative for a        receive the proceeds. If you're no longer living, the proceeds
change of                   will go to your estate.
beneficiary form. We     .  You can change your beneficiary at any time while either
can process the             person insured by the policy is still living, and while the
change only if we           policy is in force. The change will be effective as of the day
receive your                you signed the change of beneficiary form.
instructions in
writing.

                         Policy date, monthly payment date,
                         policy anniversary date

                         Your policy date
In Massachusetts, the    This is usually the day we approve your policy application.
policy date is known     It's also the beginning of your first policy year. Your
as the issue date.       policy's monthly, quarterly, semi-annual and annual anniversary dates are based on your policy date.

                         The policy date is set so that it never falls on the 29th, 30th or 31st of any month. We'll apply your first premium payment as of your policy date or as of the day we receive your premium, whichever is later.

In Ohio, your policy     .  Backdating your policy
can be backdated         You can have your policy backdated up to six months, as long as
only three months.       we approve it. Backdating in some cases may lower your cost of insurance rates since these rates are based on the ages of the people insured by the policy. Your first premium payment must cover the premium load and monthly charges for the period
                         between the backdated policy date and the date of your
                         application.

                         Your monthly payment date
                         This is the day we deduct the monthly charges from your
                         policy's accumulated value. The first monthly payment date is your policy date, and it's the same day each month thereafter.
                         Monthly charges are explained in the section called Your
                         policy's



                         accumulated value.

                         Your policy anniversary date
                         This is the same day as your policy date every year after we issue your policy. A policy year starts on your policy date and each anniversary date, and ends on the day before the next anniversary date.

                         Statements and reports we'll send you
We can create            We send the following statements and reports to policy owners:
customized               .  a confirmation for many financial transactions, usually
hypothetical                including premium payments and transfers, loans, loan
illustrations of            repayments, withdrawals and surrenders. Monthly deductions and
future benefits             scheduled transactions made under the dollar cost averaging and
under your policy           portfolio rebalancing programs are reported on your quarterly
based on different          policy statement.
assumptions. You'll      .  a quarterly policy statement. The statement will tell you
find sample                 the accumulated value of your policy by investment option, cash
illustrations in            surrender value, the amount of the death benefit, the policy's
Appendix A.                 face amount, and any outstanding loan amount. It will also include a summary of all transactions that have taken place
We'll send you one          since the last quarterly statement, as well as any
policy illustration         confirmations required by law.
free of charge each      .  supplemental schedules of benefits and planned periodic
policy year if you          premiums. We'll send these to you if you change your policy's
ask us to. We               face amount or change any of the policy's other benefits.
reserve the right to     .  financial statements, at least annually or as required by
charge $25 for              law, of the separate account and Pacific Select Fund, that
additional                  include a listing of securities for each portfolio of the
illustrations.              Pacific Select Fund.

                         Your right to cancel
There are special        During the free look period, you have the right to cancel your
rules for the free       policy and return it to us or your registered representative
look period in           for a refund.
certain states. Here
are some examples:       The amount of your refund may be more or less than the premium
 .  In California the     payments you've made, depending on the state where you signed
   free look period      your application. We'll always deduct any outstanding loan
   ends 30 days after    amount from the amount we refund to you.
   you receive your
   policy if you're 60   You'll find a complete description of the free look period that years old or over or  applies to your policy on the policy's cover sheet, or on a
   if you're replacing   notice that accompanied your policy. Generally, the free look
   another life          period ends on the latest of the following:
   insurance policy.     .  10 days after you receive your policy
 .  In Colorado the          (20 days for many states if you are replacing another life
   free look period         insurance policy)
   ends after 15 days.   .  10 days after we mail or deliver this prospectus which
 .  In North Dakota          includes a notice of your right of withdrawal
   the free look period
   ends after 20 days.
 .  Pennsylvania
   requires that you
   exercise your right
   to


   cancel your           .  45 days after you complete and sign your policy application.
   policy within 10
   days after you        In most states, your refund will be based on the accumulated
   receive it,           value of your policy. In these states, we'll allocate your net
   regardless of the     premiums to the investment options you've chosen. If you
   date you signed your  exercise your right to cancel, your refund will be:
   application.          .  the net premiums that have been allocated to the fixed option
                         .  any charges or taxes we've deducted from your premiums
Please call us or        .  the accumulated value that has been allocated to the
your registered             variable investment options
representative if        .  any monthly charges and fees we've deducted from your
you have questions          policy's accumulated value in the variable investment options.
about your right to
cancel your policy.      In some states we're required to refund the premium payments you've made. If you sign your application in one of these
                         states, we'll hold the net premium in the Money Market investment option until the free look transfer date.  On that day, we'll transfer the accumulated value in the Money Market investment option to the variable investment options you've chosen.

                         The free look transfer date is the latest of the following:
                         .  15 days after we issue your policy
                         .  45 days after you complete and sign your policy application
                         .  the day we receive your minimum initial premium.
                         .  when we consider your policy to be in force.

A business day,          Timing of payments, forms and requests
called a valuation
date in your policy,     Effective date
is any day that the      The effective date of payments, forms and requests you send us
New York Stock           is usually determined by the day and time we receive the item
Exchange and our         in proper form at the mailing address that appears on the back
life insurance           cover of this prospectus.
client services
offices are open. It     Planned periodic premium payments, loan requests, transfer
usually ends at 4        requests, loan payments or withdrawal or surrender requests
p.m. Eastern time.       that we receive in proper form before 4 p.m. Eastern time on a business day will normally be effective as of the end of that day,
The New York Stock       unless the transaction is scheduled to occur on another business day.
Exchange is usually      If we receive your payment or request on or after 4 p.m. Eastern
closed on weekends       time on a business day, your payment or request will be effective
and on the following     as of the end of the next business day. If a scheduled transaction
days:                    falls on a day that is not a business day, we'll process it as of
 .  New Year's Day,       the end of the next business day.
   Martin Luther King,
   Jr. Day,              Forms, notices and requests are normally effective as of the
   President's Day,      next business day after we receive them in proper form, unless
   Good Friday,          the transaction is scheduled to occur on another business day.
   Memorial Day, July    Change of owner and beneficiary forms are effective as of the
   Fourth, Labor Day,    day you
   Thanksgiving Day and
   Christmas Day.

Our client services
offices are also
usually closed on


the following days:      sign the change form, once we receive them in proper
 .  the Monday before     form.
   New Year's Day, July
   Fourth, or Christmas
   Day, if any of these
   holidays falls on a
   Tuesday
 .  the Tuesday before
   Christmas Day if
   that holiday falls
   on a Wednesday
 .  the Friday after
   New Year's Day, July
   Fourth or Christmas
   Day, if any of these
   holidays falls on a
   Thursday
 .  the Friday after
   Thanksgiving.

Call us or contact       Proper form
your registered          We'll process your requests once we receive all letters, forms
representative if        or other necessary documents, completed to our satisfaction.
you have any             Proper form may require, among other things, a signature
questions about the      guarantee or some other proof of authenticity. We do not
proper form required     generally require a signature guarantee, but we may ask for one
for a request.           if it appears that your signature has changed, if we have not received a properly completed application or confirmation of an
To request payment of    application, or for other reasons.
death benefit
proceeds, send us        When we make payments and transfers
proof of death and       We'll normally send the proceeds of transfers, withdrawals,
payment instructions.    loans, surrenders, exchanges and death benefit payments within seven days after the effective date of the request. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the variable investment options under unusual circumstances, for example, if:
                         .  the New York Stock Exchange closes on a day other than a regular holiday or weekend
                         .  trading on the New York Stock Exchange is restricted
                         .  an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a variable account's assets, or
                         .  the SEC permits a delay for the protection of policy owners.

                         We may delay transfers and payments from the fixed option, including the proceeds from withdrawals, surrenders and loans, for up to six months. We'll pay interest at an annual rate of at least 4% on any withdrawals or surrender proceeds that we delay for 30 days or more.

                         We pay interest at an annual rate of at least 4% on death
                         benefit proceeds, calculated from the day the last surviving person



                         insured by the policy dies to the day we pay the proceeds.

                         Telephone transactions
                         You can make loans or transfers by telephone any time after the free look period as long as we have your signed authorization form on file.

                         Here are some things you need to know about telephone
                         transactions:
                         .  You must complete a telephone authorization form.
                         .  If your policy is jointly owned, all joint owners must sign the telephone authorization. We'll take instructions from any owner.
                         .  We may use any reasonable method to confirm that your
                            telephone instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone.

                         We'll send you a written confirmation of each telephone transaction.

                         Sometimes, you may not be able to make loans or transfers by telephone, for example, if our telephone lines are busy because of unusual market activity or a significant economic or market change, or our telephone lines are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next business day or when service has resumed.

                         When you send us your telephone authorization form, you agree that:
                         .  we can accept and act upon instructions you give us over the telephone
                         .  neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone that we believe to be genuine, as long as we have followed our own procedures
                         .  you bear the risk of any loss that arises from your right to make loans or transfers over the telephone.

                                 The death benefit
Your policy's initial amount     We'll pay death benefit proceeds to your beneficiary after the last surviving person
of insurance coverage is         insured by the policy dies while the policy is still in force. Your beneficiary
its initial face amount. We      generally will not have to pay federal income tax on death benefit proceeds.
determine the face amount
based on instructions            This policy offers four death benefit options, Options A, B, C and D. The option you
provided in your application.    choose will generally depend on which is more important to you: a larger death benefit or building the accumulated value of your policy.
The minimum face amount when
a policy is issued is            Here are some things you need to know about the death benefit:
usually $100,000, but we may     .  You choose your death benefit option on your policy application.
reduce this in some              .  If you do not choose a death benefit option, we'll assume you've chosen Option A.
circumstances.                   .  The death benefit will always be the greater of the option you choose or the guideline minimum death benefit.
You'll find your policy's        .  The death benefit will never be lower than the face amount of your policy if you've
face amount, which includes         chosen Option A, B or D. Of course, the death benefit proceeds will always be reduced
any increases or decreases, in      by any outstanding loan amount.
the specification pages in       .  We'll pay the death benefit proceeds to your beneficiary when we receive proof of
your policy.                        the deaths of both of the people insured by the policy.

                                 Choosing your death benefit option
                                 You can choose one of the following four options for the death benefit on your
[Pictorial illustration          application. The table below helps you compare the options using several hypothetical
to show how death benefit        examples.
can change over time for         .  Option A--the face amount of your policy.
each option.]                    .  Option B--the face amount of your policy plus its accumulated value. The death benefit changes as your policy's accumulated value changes. The better your investment options perform, the higher the death benefit will be.
                                 .  Option C--the face amount of your policy plus the total premiums you've paid minus any withdrawals or distributions made. The more premiums you pay and the less you withdraw, the higher the death benefit will be.
                                 .  Option D--the face amount of your policy multiplied by a death benefit factor. The death benefit gradually increases over time no matter how your investment options perform, as long as there is enough accumulated value to keep your policy in force.

                                 [the following information goes in a box]

                                 How we calculate the death benefit for Option D


                                 If you choose Option D, we'll calculate the death benefit by multiplying the face amount by a death benefit factor. The death benefit factor is a number from 1.0 to
                                 2.0. A factor of 1.0 means the death benefit equals the face amount. A factor of 2.0 means the death benefit is two times the face amount.

                                 The factor changes on each policy anniversary and is based on the joint equal age of the people insured by the policy and the number of completed policy years. Joint equal age is a calculation that blends the ages and insurance risks of the two people insured by the policy. Generally, the death benefit factor will reach the maximum of
                                 2.0 when joint equal age plus the number of completed policy years is between 85 and
                                 90. You'll find more information about how we calculate joint equal age in Appendix B.

                                 You'll find more information about the death benefit factor in Appendix E and in your policy.

                                 [end of boxed information]

If your policy's death           The guideline minimum death benefit
benefit is equal to the          The guideline minimum death benefit is the minimum death benefit needed for your
guideline minimum death          policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.
benefit, and the net amount      If the amount of the death benefit under the option you choose is less than the
at risk is more than three       guideline minimum death benefit, we'll adjust your death benefit to equal the
times the death benefit on       guideline minimum death benefit.
the policy date, we may
reduce the death benefit by      We calculate the guideline minimum death benefit by multiplying the accumulated value
making withdrawals from your     of your policy by a death benefit percentage. This percentage is based on the age of
policy.                          the younger person insured by the policy, and will increase over time. You'll find a table of guideline minimum death benefit percentages in Appendix D.
We will not charge you our
usual $25 withdrawal fee,
but the withdrawals may be
taxable. Please turn to
Withdrawals, surrenders and
loans  for information about
making withdrawals.


[the following information to go in a box]

Comparing the death benefit options
The tables below compare the death benefits provided by the policy's four death benefit options. The examples are intended only to show differences in death benefits and net amounts at risk. Accumulated value assumptions may not be realistic.

The example below is based on the following:
- the people insured by the policy are male and female non-smokers, each age 45 at the time the policy was issued
-  face amount is $1,000,000
-  accumulated value at year 20 is $600,000
-  total premiums paid into the policy at year 20 is $300,000
-  the death benefit percentage for the guideline minimum death benefit is 120%
-  the death benefit factor for Option D at year 20 is 108.4%
-  the guideline minimum death benefit is $720,000
   (accumulated value times a death benefit percentage factor of 120%)

                                  The death benefit is the larger
                                  of these two amounts

Death     How it's                    Death benefit     Guideline minimum   Net amount at risk
benefit   calculated                  under the option  death benefit       used for cost of
option                                                                      insurance charge

Option A  Face amount                 $1,000,000        $720,000            $396,736.94
Option B  Face amount plus            $1,600,000        $720,000            $994,779.11
          accumulated value
Option C  Face amount plus            $1,300,000        $720,000            $695,758.03
          premiums less distributions
Option D  Face amount times           $1,084,000        $720,000            $480,462.85
          death benefit factor


Here's the same example, but with an accumulated value of $1,400,000.
Because accumulated value has increased, the guideline minimum death benefit is now $1,600,000 ($1,400,000 times a death benefit factor of 120%).

                                  The death benefit is the larger
                                  of these two amounts

Death     How it's                    Death benefit     Guideline minimum   Net amount at risk
benefit   calculated                  under the option  death benefit       used for cost of
option                                                                      insurance charge

Option A  Face amount                 $1,000,000        $1,680,000          $274,518.06
Option B  Face amount plus            $2,400,000        $1,680,000          $992,168.66
          accumulated value
Option C  Face amount plus            $1,300,000        $1,680,000          $274,518.06
          premiums less distributions
Option D  Face amount times           $1,084,000        $1,680,000          $274,518.06
          death benefit factor

These examples show that each death benefit option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your policy's accumulated value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of the discounted net amount at risk. As the net amount at risk increases, your cost of insurance increases.

Accumulated value also varies depending on the performance of the investment options in your policy.

[end of boxed information]

Your beneficiary can     When we pay the death benefit
choose to receive        We calculate the amount of the death benefit proceeds as of the
the death benefit        end of the day the last surviving person insured by the policy
proceeds in a lump       dies. If that person dies on a day that is not a business day,
sum or use it to buy     we calculate the proceeds as of the next business day.
an income benefit.
Please see the           Your policy's beneficiary must send us proof that both people
discussion about         insured by the policy died while the policy was in force, along
income benefits in       with payment instructions. If both people insured by the policy
General information      die at the same time, or if it's not clear who died first,
about your policy.       we'll assume the younger of the two died first.

It is important that     Death benefit proceeds equal the total of the death benefits
we have a current        provided by your policy and any riders you've added, minus any
address for your         outstanding loan amount, minus any overdue charges.
beneficiary so that
we can pay death         We'll pay interest of at least 4% on the death benefit
benefit proceeds         proceeds, calculated from the day the last surviving person
promptly. If we          insured by the policy dies to the day we pay the proceeds. In
cannot pay the           some states we may pay a higher rate of interest if required by
proceeds to your         law.
beneficiary within
five years of the
death of the last
surviving person
insured by the
policy, we'll be
required to pay them
to the state.

We will not change       Changing your death benefit option
your death benefit       You can change your death benefit option after your fifth
option if it means       policy year. Here's how it works:
your policy will be      .  You can change the death benefit once in any policy year.
treated as a             .  You must send us your request in writing.
modified endowment       .  You can only change to Option A or Option B.
contract, unless         .  The change will become effective on the first monthly
you've told us in           payment date after we receive your request. If we receive your
writing that this           request on a monthly payment date, we'll process it that day.
would be acceptable      .  The face amount of your policy will change by the amount
to you. Modified            needed to make the death benefit under the new option equal the
endowment contracts         death benefit under the old option. We will not let you change
are discussed in            the death benefit if doing so means the face amount of your
Variable life               policy will become less than $100,000. We may waive this
insurance and your          minimum amount under certain circumstances.
taxes.                   .  Changing the death benefit option can also affect the
                            monthly cost of insurance charge since this charge varies with
Net amount at risk is       the net amount at risk.
the difference           .  The new death benefit option will be used in all future
between the death           calculations.
benefit that would
be payable if both
people insured by
the policy died, and
the accumulated
value of your policy.

Decreasing the face      Decreasing the face amount
amount may affect        You can decrease your policy's face amount starting on the
your policy's tax        first policy anniversary as long as we approve it. Here's how
status. To ensure        it works:
your policy              .  You can decrease the face amount as long as at least one of
continues to qualify        the
as life


insurance, we might         people insured by the policy is still living.
be required to return    .  You can only decrease the face amount once in any policy
part of your premium        year.
payments to you, or      .  You must send us your request in writing while your policy
make distributions          is in force.
from the accumulated     .  The decrease will become effective on the first monthly
value, which may be         payment date after we receive your request. If we receive your
taxable.                    request on a monthly payment date, we'll process it that day.
                         .  Decreasing the face amount can affect the monthly cost of
We will not decrease        insurance charge since this charge varies with the net amount
the face amount if          at risk.
it means your policy     .  We can refuse your request to make the face amount less than
will be treated as a        $100,000. We can waive this minimum amount in certain
modified endowment          situations, such as group or sponsored arrangements.
contract, unless
you've told us in        If you decrease your face amount in the first 10 years of the
writing that this        policy, we'll deduct a surrender charge from your policy's
would be acceptable      accumulated value. Please turn to Withdrawals, surrenders and
to you.                  loans for information about how we calculate surrender charges.

For more information,
please see Variable
life insurance and
your taxes.

                         Optional riders
We offer other           There are six optional riders that provide extra benefits, some
variable life            at additional cost. Not all riders are available in every
insurance policies       state, and some riders may only be added when you apply for
with different fees      your policy.
and charges.             .  Guaranteed minimum death benefit rider
Combining a policy          Guarantees payment of a specified amount of insurance when the
and a rider,                last surviving person insured by the policy dies, regardless of
however, may be more        investment performance, as long as there is enough accumulated
economical than             value to keep your policy in force.
adding another           .  Last survivor added protection benefit
policy. It may also         Provides level or varying term insurance on the two people
be more economical          insured by the policy.
to provide an amount     .  Individual annual renewable term rider
of insurance                Provides level or varying term insurance on either or both
coverage through a          people insured by the policy.
policy alone.            .  Enhanced policy split option rider
                            Available only to married couples, it splits the policy into
Ask your registered         two individual policies without evidence of insurability under
representative for          certain circumstances.
more information         .  Policy split option rider
about the riders            Splits the policy into two individual policies with evidence of
available with the          insurability.
policy, or about         .  Accelerated living benefits rider
other kinds of life         Gives the policy owner access to a portion of the policy's
insurance policies          death benefit if the last surviving person insured by the
offered by Pacific          policy has been diagnosed with a terminal illness resulting in
Life.                       a life expectancy of six months or less (or longer than six months in some states).
There may be tax
consequences if you      We guarantee the amounts of the extra benefits when we issue exercise your rights
under the
Accelerated living
benefits rider or
either of the two
Policy split option
riders. Please see
Variable life
insurance and your
taxes for more
information.



                         your rider. We'll add any rider charges to the monthly charge we deduct from your policy's accumulated value.



                                 How premiums work
The amount, frequency, and       Your policy gives you the flexibility to choose the amount and frequency of your
period of time over which        premium payments.
you make premium payments
may affect whether your          We usually set the amount of your first premium payment. You can schedule the amount
policy will be classified as     and frequency of remaining premium payments within certain limits. Each premium
a modified endowment             payment must be at least $50.
contract, or no longer
qualifies as life insurance      We deduct a premium load from each premium payment, and then allocate your net premium
for tax purposes. See            to the investment options you've chosen. Depending on the performance of your
Variable life insurance and      investment options, and on how many withdrawals, loans or other policy features you've
your taxes for more              taken advantage of, you may need to make additional premium payments to keep your
information.                     policy in force.

                                 Your first premium payment
                                 We usually require you to make a minimum initial premium payment that's equal to at least 25% of the sum of your premium load and your policy's monthly charges for the first year.

                                 The amount of the monthly charge and premium load are calculated based on your policy's face amount and the age, smoking status, gender (unless unisex cost of insurance rates apply), and underwriting classes of the people insured by your policy.

                                 We describe premium load later in this section. You'll find an explanation of the monthly charge in Your policy's accumulated value.

                                 If we do not receive the minimum initial premium payment within 20 days after we issue your policy, we can cancel the policy and refund any partial premium payment you've made. We may waive the 20 day requirement in some cases.

Even if you pay all your         Planned periodic premium payments
premiums when they're            You can schedule the amount and frequency of your premium payments. We refer to
scheduled, your policy could     scheduled premium payments as your planned periodic premium. Here's how it works:
lapse if the accumulated         .  On your application, you choose a fixed amount of at least $50 for each premium
value, less any outstanding         payment.
loan amount, is not enough
to pay your monthly charges.     .  You indicate whether you want to make premium payments annually, semi-annually, or
Turn to Your policy's               quarterly. You can also choose monthly payments using our monthly Uni-check plan,
accumulated value for more          which is described below.
information.
                                 .  We send you a notice to remind you of your scheduled premium payment (except for monthly Uni-check payments, which are paid automatically). While you do not have to make

                                    the premium payments you've scheduled, not making a premium payment may have an impact on any financial objectives you may have set for your policy's accumulated value and death benefit, and could cause your policy to lapse.

                                 .  We'll treat any payment you make during the life of your policy as a premium, not as a loan repayment, unless you tell us otherwise.

                                 Monthly Uni-check plan
                                 Once you've made your first premium payment, you can make monthly premium payments using our Uni-check plan. Here's how it works:

                                 .  you authorize us to withdraw a specified amount from your checking account each month

                                 .  you can choose any day between the 4th and 28th of the month

                                 .  if you do not specify a day for us to make the withdrawal, we'll withdraw the premium payment on your policy's monthly anniversary. If your policy's monthly anniversary falls on the 1st, 2nd or 3rd of the month, we'll withdraw the payment on the 4th of each month.

                                 Deductions from your premiums
Your net premium is your         We deduct a premium load from each premium payment you make. The load is made up of
premium payment less the         three charges:
premium load.
                                 Sales load
                                 During the first 10 years of your policy, we deduct a 5% sales load from each premium payment you make. The sales load is reduced to 3% after the 10th policy year.

                                 This charge helps pay for the cost of distributing our policies and is guaranteed not to increase. If our sales and distribution expenses are more than the sales load, we can recover these expenses from other charges, such as the mortality and expense risk charge and the surrender charge, and from any mortality gains.

                                 We may reduce or waive the sales load on policies sold to our directors or employees, to any of our affiliates, or to trustees, employees or affiliates of the fund.

                                 State and local premium tax charge
                                 We deduct 2.35% from each premium payment to pay state and local premium and other taxes. The actual taxes we pay vary from state to state, and in some instances, among municipalities. This rate approximates the average rate we pay for all states. We do not expect to profit from this charge, and do not expect to change the rate unless the rate we pay increases.

                                 Federal tax charge
                                 We deduct 1.50% from each premium payment to pay federal

                                 taxes. We reserve the right to change this rate to respond to changes in law.

Please turn to Your              Allocating your premiums
investment options for more      We generally allocate your net premiums to the investment options you've chosen on
information about allocating     your application on the day we receive them.
premiums to the investment
options.                         When we allocate your first premium depends on the state where you signed your policy application. If you signed your application in a state that requires us to return the premiums you've paid, we allocate net premiums to the investment options you've chosen on or after the free look transfer date. If you signed your application in a state that requires refunds to be based on accumulated value, we allocate net premiums to the investment options you've chosen on the day we receive them.

                                 Limits on the premium payments you can make
                                 Federal tax law puts limits on the amount of premium payments you can make in relation to your policy's death benefit. These limits apply in the following situations:

                                 .  If accepting the premium means your policy will no longer qualify as life insurance for federal income tax purposes.

                                 The total amount you can pay in premiums and still have your policy qualify as life insurance is your policy's guideline premium limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the guideline premium limit, which is the
Before you buy a policy, you     greater of:
can ask for a personalized
illustration that will show      .  the guideline single premium or
you the guideline single
premium and guideline level      .  the sum of the guideline level annual premiums.
annual premiums.
                                 Your policy's guideline single premium and guideline level annual premiums appear on your policy's specification pages.

                                 We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your policy's guideline premium limit. If we find that you've exceeded your guideline premium limit, we may remove all or part of a premium you've paid from your policy as of the day we applied it, and return it you. We'll adjust the death benefit retroactively to that date to reflect the reduction in premium payments.
You'll find a detailed
discussion of modified           .  If applying the premium in that policy year means your policy will become a
endowment contracts in              modified endowment contract.
Variable life insurance and
your taxes.                      A life insurance policy will become a modified endowment contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal
                                 Revenue Code.

                                 Unless you've told us in writing that you want your policy to become a modified endowment contract, we'll remove all or part of the premium payment from your policy as of the day we applied it and return it to you. We'll also adjust the death benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 20 days before your policy anniversary, we'll hold it and apply it to your policy on the anniversary date.

                                 In both of these situations, if we remove an excess premium from your policy, we'll return the premium amount to you no later than 60 days after the end of that policy year. We may adjust the amount for interest or for changes in accumulated value that relate to the amount of the excess premium payment we're returning to you.

                                 If we do not return the premium amount to you within that time, we'll increase your policy's death benefit retroactively, to the day we applied the premium, and prospectively so that it's always the amount necessary to ensure your policy qualifies as life insurance, or to prevent it from becoming a modified endowment contract. If we increase your death benefit, we'll adjust cost of insurance or rider charges retroactively and prospectively to reflect the increase.

Net amount at risk is the        .  If applying the premium payment to your policy will increase the net amount at
difference between the death        risk. This will happen if your policy's death benefit is equal to the guideline
benefit that would be               minimum death benefit or would be equal to it once we applied your premium payment.
payable if both people
insured by the policy died,      We may choose to accept your premium payment in this situation, but before we do so,
and the accumulated value of     we may require satisfactory evidence of the insurability of the two people insured by
your policy.                     the policy.

                                 We will not accept premium payments after the youngest person insured by the policy reaches age 100.

                                 Your policy's accumulated value
                                 Accumulated value is the value of your policy on any business day.

                                 We use it to calculate how much money is available to you for loans and withdrawals, and how much you'll receive if you surrender your policy. It also affects the amount of the death benefit if you choose a death benefit option that's calculated using accumulated value.

                                 The accumulated value of your policy is not guaranteed--it depends on the performance of the investment options you've chosen, the premium payments you've made, policy charges and how much you've borrowed or withdrawn from the policy.

                                 Calculating your policy's accumulated value
                                 Your policy's accumulated value is the total amount allocated to the variable investment options and the fixed option, plus any outstanding loan amount.

                                 We determine the value allocated to the variable investment options on any business day by multiplying the number of accumulation units for each variable investment option credited to your policy on that day, by the variable investment option's unit value at the end of that day. The process we use to calculate unit values for the variable investment options is described in Your investment options.

If there is not enough           Monthly deductions
accumulated value to pay the     We deduct a monthly charge from your policy's accumulated value in the investment
monthly charge, your policy      options each monthly payment date.
could lapse. The performance
of the investment options        Unless you tell us otherwise, we deduct the monthly charge from the investment options
you choose, not making           that make up your policy's accumulated value, in proportion to the accumulated value
planned premium payments, or     you have in each option. This charge is made up of three charges:
taking out a loan all affect
the accumulated value of         Cost of insurance
your policy.                     This charge covers the cost of providing you with life insurance protection.

You'll find a discussion
about when your policy might     There are maximum or guaranteed cost of insurance rates associated with your policy.
lapse, and what you can do       When the younger of the two people insured by your policy reaches age 100, the
to reinstate it, later in        guaranteed cost of insurance rate is zero -- in other words, you no longer pay any
this section.                    cost of insurance.

                                 The guaranteed rates include the insurance risks associated with insuring two people.
                                 They are calculated using 1980

                                 Commissioners Standard Ordinary Mortality Tables or the 1980 Commissioners Ordinary
                                 Mortality Table B, which are used for unisex cost of insurance rates. The rates are also based on the ages, gender and underwriting classes of the people insured by the policy unless unisex rates are required.

                                 Our current cost of insurance rates are based on the ages, underwriting classes and genders (unless unisex rates are required) of the two people insured by the policy.
                                 These rates generally increase as the two people get older, and they vary with the number of years the policy has been in force. Our current rates are lower than the guaranteed rates and they will not exceed the guaranteed rates in the future.

                                 [the following information to go in a box]

                                 How we calculate cost of insurance
                                 We calculate cost of insurance by multiplying the current cost of insurance rate by a discounted net amount at risk at the beginning of each policy month.

                                 Net amount at risk for the cost of insurance calculation is the difference between a discounted death benefit that would be payable if both people insured by the policy died, and the accumulated value of your policy. We calculate it in two steps:

                                 .  Step 1: we divide the death benefit that would be payable at the beginning of the policy month by 1.00327374.

                                 .  Step 2: we subtract your policy's accumulated value at the beginning of the policy month from the amount we calculated in step 1.

                                 [end of boxed information]

                                 Administrative charge
                                 We deduct a charge of $16 a month during the first five policy years to help cover the costs of administering and maintaining our policies. After five policy years, we reduce this charge to $6 a month. We guarantee that this charge will not increase.
                                 When the younger of the two people insured by the policy reaches age 100, the administrative charge is zero -- in other words, you no longer pay any administrative charge.

                                 If you buy additional Pacific Select Estate Preserver policies that insure the same two people, we will not deduct the administrative charge from the additional policies.
                                 Instead, we'll deduct $200 from each policy's first premium payment to help cover our processing costs.

                                 Mortality and expense risk charge
                                 Mortality risk is the chance that the people insured by policies we've issued do not live as long as expected. This means the cost of insurance charges specified in the policies may not be enough to pay out actual claims.

                                 Expense risk is the chance that our actual administrative and operating expenses are more than the fees and expenses deducted

                                 under the policies and the separate account.

                                 The mortality and expense risk charge helps compensate us for these risks. It has two components, which are described in the box below. We guarantee this charge will not increase.



An example               [the following information goes in a box:]
For a policy with:
 . a joint equal age      How we calculate the mortality and expense risk charge
  of 50                  The mortality and expense risk charge has two components: a
 . a face amount of       face amount component and an accumulated value component:
  $100,000
 . accumulated value      .  Face amount component
  of $60,000 after       We deduct a face amount component every month during the first
  deducting any          10 policy years, at a rate that is based on the joint equal age
  outstanding loan       and each $1,000 of the initial face amount of your policy. The
  amount.                rates for the face amount component are shown in Appendix C.
                         Joint equal age is a calculation that combines the ages and
The monthly charge       insurance risks of the two people insured by the policy, and is
for the face amount      explained in Appendix B.
component is $10.20
($100,000 x 0.102).      .  Accumulated value component
 --------                We deduct an accumulated value component every month during the
   1,000                 first 20 policy years at an annual rate of 0.30%  (0.025%
The monthly charge       monthly) of your policy's accumulated value in the investment
for the accumulated      options. During policy years 21 and thereafter, we reduce the
value component is       annual rate to 0.10% (0.008333% monthly) of the accumulated
$15 ($60,000 x           value. For the purposes of this charge, the amount of
0.025%). The charge      accumulated value is calculated on the monthly payment date
in policy year 21        after we deduct the cost of insurance and charges for any
(and thereafter)         optional riders.
would be $5 ($60,000
x .008333%) if the       [end of boxed information]
policy's accumulated
value was $60,000.

                         Charges for optional riders
                         If you add any riders to your policy, we add any charges for them to your monthly charge.

                         Proceeds from Charges
                         We may use any profit derived from any charges under the policy for any lawful purposes, including our sales or distribution expenses.

                         Lapsing and reinstatement
                         Your policy will lapse if there is not enough accumulated
                         value, after subtracting any outstanding loan amount, to cover the monthly charge on the day we make the deduction. Your
                         policy's accumulated value is affected by the following:

                         .  loans or withdrawals you make from your policy

                         .  not making planned premium payments

                         .  the performance of your investment options

                         .  charges under the policy.

                         There is no guarantee that your policy will not lapse even if you pay your planned periodic premium.

                         If there is not enough accumulated value to pay the total
                         monthly charge, we deduct the amount that's available and send you, and anyone you've assigned your policy to, a notice
                         telling you the minimum amount you have to pay to keep your policy in force. This minimum amount is equal to three times the monthly charge that was due on the monthly payment date when there was not enough accumulated value to pay the charge.

                         We'll give you a grace period of 61 days from when we send the notice to pay the required premium. Your policy will remain in force during the grace period.

                         If you do not make the minimum payment
                         If we do not receive your payment within the grace period, your policy will lapse with no value. This means we'll terminate your life insurance coverage.

                         If you make the minimum payment
                         If we receive your payment within the grace period, we'll
                         allocate your net premium to the investment options you've chosen and deduct the monthly charge from your investment
                         options in proportion to the accumulated value you have in each option.

                         If your policy is in danger of lapsing and you have an
                         outstanding loan amount, you may find that making the minimum payment would cause the total premiums paid to exceed the
                         maximum amount for your policy's face amount under tax laws. In that situation, we will not accept your payment. To stop your policy from lapsing, you'll have to repay a portion of your outstanding loan amount.

                         How to avoid future lapsing
                         To stop your policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws
                         permit it. Or if you have a loan, you may want to repay a
                         portion if it.

                         Paying death benefit proceeds during the grace period
                         If the last surviving person insured by the policy dies during the grace period, we'll pay death benefit proceeds to your beneficiary. We'll reduce the payment by any unpaid monthly charges and any outstanding loan amount.

                         Reinstating a lapsed policy
                         If your policy lapses, you have five years from the end of the grace period to apply for a reinstatement. We'll reinstate it if you send us the following:

                         .  a written application

                         .  evidence satisfactory to us that the two people insured by the policy are still insurable

                         .  a premium payment sufficient to keep your policy in force for three months after the day your policy is reinstated

                         .  payment of all unpaid monthly charges that were due in the grace period.

                         We'll reinstate your policy as of the first monthly payment date on or after the day we approve the reinstatement. Once we reinstate your policy, its accumulated value will be the same as it was on the day your policy lapsed. We'll allocate it according to your most recent premium allocation instructions.

                         Reinstating a lapsed policy with an outstanding loan amount
                         If you had an outstanding loan amount when your policy lapsed, we will not pay or credit interest on it during the period between
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                                                                              35
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
                         the lapsing and reinstatement of your policy. There are
                         special rules that apply to reinstating a policy with an
                         outstanding loan amount:

                         .  If we reinstate your policy on the first monthly payment date that immediately follows the lapse, we'll also reinstate the loan amount that was outstanding the day your policy lapsed.

                         .  If we reinstate your policy on any monthly payment date other than the monthly payment date that immediately follows the lapse, we'll deduct the outstanding loan amount from your policy's accumulated value. This means you will no longer have an outstanding loan amount when your policy is reinstated.
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                                                                              36
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
                                 Your investment options
                                 This section tells you about the investment options available under your policy and how they work.

                                 We put your premium payments in our general and separate accounts. We own the assets in our accounts and allocate your premiums, less any charges, to the investment
You can change your premium      options you've chosen. Amounts allocated to the fixed option are held in our general
allocation instructions by       account. Amounts allocated to the variable investment options are held in our separate
writing, sending a fax, or       account.
if we have your completed
telephone authorization form     You choose your initial investment options on your application. If you choose more
on file, by calling us at        than one investment option, you must tell us the dollar amount or percentage you want
1-800-800-7681. Or you can ask   to allocate to each option. You can change your premium allocation instructions at any
your registered representative   time.
to contact us.
                                 The investment options you choose, and how they perform, will affect your policy's accumulated value and may affect the death benefit. Please review the investment options carefully and ask your registered representative to help you choose the right ones for your goals and tolerance for risk. Make sure you understand any costs you may pay directly and indirectly on your investment options because they will affect the value of your policy.

                                 Variable investment options
Variable investment options      You can choose from 18 variable investment options. Each variable investment option is
are also known as variable       set up as a variable account under our separate account and invests in a corresponding
accounts. These variable         portfolio of the Pacific Select Fund. Each portfolio invests in different securities
accounts are divisions of        and has its own investment goals, strategies and risks. The value of each portfolio
our separate account. We         will fluctuate with the value of the investments it holds, and returns are not
bear the direct operating        guaranteed. Your policy's accumulated value will fluctuate depending on the investment
expenses of our separate         options you've chosen, You bear the investment risk of any variable investment options
account. For more                you choose.
information about how these
accounts work, see About
Pacific Life.
                                 The following chart is a summary of the Pacific Select Fund portfolios. You'll find
We're the investment adviser     detailed descriptions of the portfolios in the Pacific Select Fund prospectus that
for the Pacific Select Fund.     accompanies this prospectus. There's no guarantee that a portfolio will achieve its
We oversee the management of     investment objective. You should read the fund prospectus carefully before investing.
all the fund's portfolios,
and manage two of the
portfolios directly. To
manage the other portfolios,
we've retained some of the
nation's other leading asset
managers.
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                                                                              37
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
Portfolio             The portfolio's investment goal    The portfolio's main investments         Portfolio manager
Money Market          Current income consistent with     Highest quality money market             Pacific Life
                      preservation of capital.           instruments believed to have limited
                                                         credit risk.

High Yield Bond       High level of current income.      Fixed income securities with lower       Pacific Life
                                                         and medium-quality credit ratings and
                                                         intermediate to long terms to
                                                         maturity.

Managed Bond          Maximize total return              Medium and high-quality fixed income     Pacific Investment
                      consistent with prudent            securities with varying terms to         Management Company
                      investment management.             maturity.

Government            Maximize total return              Fixed income securities that are         Pacific Investment
 Securities           consistent with prudent            issued or guaranteed by the U.S.         Management Company
                      investment management.             government, its agencies or
                                                         government-sponsored enterprises.

Growth                Growth of capital.                 Equity securities of smaller and         Capital Guardian Trust
                                                         medium-sized companies.                  Company

Aggressive Equity     Capital appreciation.              Equity securities of small               Alliance Capital
                                                         emerging-growth companies and            Management L.P.
                                                         medium-sized companies.

Growth LT             Long-term growth of capital        Equity securities of a large number      Janus Capital Corporation
                      consistent with preservation of    of companies of any size.
                      capital.

Equity Income         Long-term growth of capital and    Equity securities of large and           J.P. Morgan Investment
                      income.                            medium-sized dividend-paying U.S.        Management Inc.
                                                         companies.

Multi-Strategy        High total return.                 A mix of equity and fixed income         J.P. Morgan Investment
                                                         securities.                              Management Inc.

Large-Cap Value       Long-term growth of capital.       Equity securities of large U.S.          Salomon Brothers Asset
                      Current income is of secondary     companies.                               Management Inc
                      importance.

Mid-Cap Value         Capital appreciation.              Equity securities of medium-sized        Lazard Asset Management
                                                         U.S. companies believed to be
                                                         undervalued.

Equity                Capital appreciation. Current      Equity securities of large U.S.          Goldman Sachs Asset
                      income is of secondary             growth-oriented companies.               Management
                      importance.

Bond and Income       Total return and income            A wide range of fixed income             Goldman Sachs Asset
                      consistent with prudent            securities with varying terms to         Management
                      investment management.             maturity, with an emphasis on
                                                         long-term bonds.
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                                                                              38
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
Equity Index          Investment results that            Equity securities of companies that      Bankers Trust Company
                      correspond to the total return     are included in the Standard & Poor's
                      of an index of common stocks of    500 Composite Stock Price Index.
                      large publicly traded companies.

Small-Cap Index       Investment results that            Equity securities of companies that      Bankers Trust Company
                      correspond to the total return     are included in the Russell 2000
                      of an index of small               Small Stock Index.
                      capitalization companies.

REIT                  Current income and long-term       Equity securities of real estate         Morgan Stanley Asset
                      capital appreciation.              investment trusts.                       Management

International         Long-term capital appreciation.    Equity securities of companies of any    Morgan Stanley Asset
                                                         size located in developed countries      Management
                                                         outside of the U.S.

Emerging Markets      Long-term growth of capital.       Equity securities of companies that      Blairlogie Capital
                                                         are located in countries that are        Management
                                                         generally regarded as "emerging
                                                         market" countries.
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                                                                              39
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
An example                       . Calculating unit values
You ask us to allocate $6,000    When you choose a variable investment option, we credit your policy with accumulation
to the Government Securities     units. The number of units we credit equals the amount we've allocated divided by the
investment option on a           unit value of the variable account. Similarly, the number of accumulation units in
business day. At the end of      your policy will be reduced when you make a transfer, withdrawal or loan from a
that day, the unit value of      variable investment option, and when your monthly charges are deducted.
the variable account is $15.
We'll credit your policy
with 400 units ($6,000
divided by $15).
                                 The value of an accumulation unit is the basis for all financial transactions relating
The value of an accumulation     to the variable investment options. We calculate the unit value for each variable
unit is not the same as the      account once every business day, at or about 4 p.m. Eastern time.
value of a share in the
underlying portfolio.            For any transaction, we use the next unit value calculated after we receive your written request. If we receive your written request before 4 p.m. Eastern time, we'll
For information about timing     use the unit value calculated on that business day. If we receive your request on or
of transactions, see Pacific     after 4 p.m. Eastern time, we'll use the unit value calculated as of the end of the next
Select Estate Preserver          business day.
basics.
                                 If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day. For your monthly charge, we'll use the unit value calculated on your monthly payment date. If your monthly payment date does not fall on a business day, we'll use the unit value calculated as of the end of the next business day.

                                 The unit value calculation is based on the following:

                                 .  the investment performance of the underlying portfolio

                                 .  any dividends or distributions paid by the underlying portfolio

                                 .  any charges for any taxes that are, or may become, associated with the operation of the variable account.

                                 The unit value of a variable account will change with the value of its corresponding
                                 Pacific Select Fund portfolio. Changes in the unit value of a variable account will not change the number of accumulation units credited to your policy.

                                 A look at performance
                                 Performance information may appear in advertisements, sales literature, or reports to policy owners or prospective buyers.

                                 Information about the performance of any variable account of the separate account reflects only the performance of a hypothetical policy. The calculations are based on allocating the hypothetical policy's accumulated value to the variable account during a particular time period.

                                 Performance information is no guarantee of how a variable
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                                                                              40

                                 account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the fund in which the variable account invests, and the market conditions during the period of time that's shown.

                                 We may show performance information in any way that's allowed under the law that applies to it. This may include presenting a change in accumulated value due to the performance of one or more variable accounts, or as a change in a policy owner's death benefit.

                                 We may show performance as a change in accumulated value over time or in terms of the average annual compounded rate of return on accumulated value. This would be based on allocating premium payments for a hypothetical policy to a particular variable account over certain periods of time, including one year, or from the day the variable account started operating. If a portfolio has existed for longer than its corresponding variable account, we may also show the hypothetical returns that the variable account would have achieved had it invested in the portfolio from the day the portfolio started operating.

                                 Performance may reflect the deduction of all policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different death benefit options will result in different expenses for the cost of insurance, and the varying expenses will result in different accumulated values.

                                 Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical policy is surrendered at the end of the particular period.
                                 At the same time, we may give other performance figures that do not assume the  policy is surrendered and do not reflect any deduction of the surrender charge.

                                 In our advertisements, sales literature and reports to policy owners, we may compare performance information for a variable account to:

                                 .  other variable life separate accounts [, mutual funds, or investment products]
                                    tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

                                 .  the Consumer Price Index, to assess the real rate of return from buying a policy by taking inflation into consideration.

                                 Reports and promotional literature may also contain our rating or a rating of our claims-paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

You'll find more about           Fees and expenses paid by the Pacific Select Fund
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                                                                              41
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
Pacific Select Fund fees and     The Pacific Select Fund pays advisory fees and other expenses. These are deducted from
expenses in An overview of       the assets of the fund's portfolios and may vary from year to year. They are not fixed
Pacific Select Estate            and are not part of the terms of your policy. These expenses affect you indirectly if
Preserver.                       you choose a variable investment option because they reduce performance. The fund is governed by its own Board of Trustees.

The fixed option is not a        Fixed option
security, so it does not         You can also choose a fixed option that provides a guaranteed minimum  annual rate of
fall under any securities        interest. The amount allocated to the fixed option is held in our general account.
act. For this reason, the
SEC has not reviewed the         Here are some things you need to know about the fixed option:
disclosure in this
prospectus about this fixed      .  Accumulated value allocated to the fixed option earns interest on a daily basis,
option. However, other              using a 365-day year. Our minimum annual interest rate is 4%.
federal securities laws may
apply to the accuracy and        .  We may offer a higher annual interest rate on this option. If we do, we'll
completeness of the                 guarantee the higher rate for one year.
disclosure about this option.
                                 .  There are no investment risks or direct charges.
For more information about
the general account, see         .  There are limitations on when and how much you can transfer from the fixed option.
About Pacific Life.                 These limitations are described below, in Transferring among investment options.

If your state requires us to     Transferring among investment options
refund your premiums when        You can transfer among your investment options any time during the life of your policy
you exercise your right to       without triggering any current income tax. You can make transfers by writing to us, by
cancel, you can make             making a telephone transfer, or by signing up for one of our automatic transfer
transfers and use transfer       programs. You'll find more information about making telephone transfers in Pacific
programs only after the free     Select Estate Preserver basics.
look transfer date. For more
information, please see          Transfers will normally be effective as of the end of the business day we receive your
Pacific Select Estate            written or telephone request.
Preserver basics.
                                 Here are some things you need to know about making transfers:

                                 .  If you're making transfers between variable investment options, there is no minimum
If you live in Connecticut,         amount required and you can make as many transfers as you like.
Georgia, Maryland, North
Carolina, North Dakota, or       .  You can make transfers from the variable investment options to the fixed option
Pennsylvania, you can make a        only in the policy month right before each policy anniversary.
transfer to the fixed option
any time during the first 18     .  You can only make one transfer from the fixed option to the variable investment
months of your policy.              options in any 12-month period.

                                 .  You can only transfer up to the greater of $5,000 or 25% of your policy's accumulated value in the fixed option in any 12-month period.

                                 .  Currently, there is no charge for making a transfer but we may charge you in the future.
                                 .  There is no minimum required value for the investment option you're transferring to or from.
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                                                                              42
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
                                 .  You cannot make a transfer if your policy is in the grace period and is in danger of lapsing.

                                 .  We can restrict or suspend transfers.

                                 .  We may choose to impose limits on transfer amounts, the value of the investment options you're transferring to or from, or the number and frequency of transfers you can make.

                                 Transfer programs
                                 We offer two programs that allow you to make automatic transfers of accumulated value from one variable investment option to another. These programs are not available for the fixed option. You can set up an automatic transfer program at any time while your policy is in force.

Since the value of               .  Dollar cost averaging
accumulation units can           Our dollar cost averaging program allows you to make scheduled transfers of $50 or
change, more units are           more between variable investment options without paying a transfer fee. Here's how the
credited for a scheduled         program works:
transfer when unit values are
lower, and fewer units when      .  You need to complete a request form to enroll in the program.
unit values are higher. This
allows you to average the        .  You must have at least $5,000 in a variable investment option to start the program.
cost of investments over
time. Investing this way         .  We'll automatically transfer accumulated value from one investment option to one or
does not guarantee profits          more of the other investment options you've selected.
or prevent losses.
                                 .  We'll process transfers as of the end of the business day on your policy's monthly, quarterly, semi-annual or annual anniversary, depending on the interval you've chosen.
                                    We will not make the first transfer until after the free look transfer date in states that require us to return your premiums if you exercise your right to cancel your policy.

                                 .  We will not charge you for transfers made under this program, even if we decide to charge you in the future for transfers outside of the program, except if we have to by law.

                                 .  We have the right to discontinue, modify or suspend the program at any time.

                                 We'll keep making transfers at the intervals you've chosen until one of the following happens:

                                 .  the total amount you've asked us to transfer has been transferred

                                 .  there is no more accumulated value in the investment option you're transferring from

                                 .  your policy enters the grace period and is in danger of lapsing

                                 .  you tell us in writing to cancel the program

                                 .  we discontinue the program.

Because the portfolio            .  Portfolio rebalancing
rebalancing program              As the value of the underlying portfolios changes, the value of the
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                                                                              43
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
matches your original            allocations to the variable investment options will also change. The portfolio rebalancing
percentage allocations, we       program automatically transfers your policy's accumulated value among the variable investment
may transfer money from a        options according to your original percentage allocations.
portfolio with relatively
higher returns to one with       Here's how the program works:
relatively lower returns.
                                 .  You enroll in the program by sending us a written signed request or a completed automatic rebalancing form.

                                 .  Your first rebalancing will take place on the monthly payment date you choose. You choose whether we should make transfers quarterly, semi-annually or annually, based on your policy date.

                                 .  If you cancel this program, you must wait 30 days to begin it again.

                                 .  You cannot use this program if you're already using the dollar cost averaging program.

                                 .  We can discontinue, suspend or change the program at any time.



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                                                                              44
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
                                 Withdrawals, surrenders and loans

Making a withdrawal, taking      You can take out all or part of your policy's accumulated value while your policy is
out a loan or surrendering       in force by making withdrawals or surrendering your policy. You can take out a loan
your policy can change your      from us using your policy as security. You can also use your policy's loan and
policy's tax status,             withdrawal features to supplement your income, for example, during retirement.
generate taxable income, or
make your policy more            Making withdrawals
susceptible to lapsing. Be       You can withdraw part of your policy's net cash surrender value starting on your
sure to plan carefully           policy's first anniversary. Here's how it works:
before using these policy        .  You must send us a written request that's signed by all joint owners.
benefits.                        .  Each withdrawal must be at least $500, and the net cash surrender value of your policy after the withdrawal must be at least $500.
If you withdraw a larger         .  If your policy has an outstanding loan amount, the maximum withdrawal you can take
amount than you've paid into        is the excess, if any, of the cash surrender value just before the withdrawal, after
your policy, your withdrawal        subtracting the outstanding loan amount divided by 90%.
may be considered taxable        .  We'll charge you $25 for each withdrawal you make.
income.                          .  If you do not tell us which investment options to take the withdrawal from, we'll deduct the withdrawal and the withdrawal charge from all of your investment options in
For more information, see           proportion to the accumulated value you have in each option.
Variable life insurance and      .  The accumulated value, cash surrender value and net cash surrender value of your
your taxes.                         policy will be reduced by the amount of each withdrawal.
                                 .  If the last surviving person insured under the policy dies after you've sent a
You can choose to receive           withdrawal request to us, but before we've made the withdrawal, we'll deduct the
your withdrawal in a lump           amount of the withdrawal from any death benefit proceeds owing.
sum or use it to buy an
income benefit. Please see       How withdrawals affect your policy's death benefit
the discussion about income      Making a withdrawal will affect your policy's death benefit in the following ways:
benefits in General              .  if your policy's death benefit does not equal the guideline minimum death benefit,
information about your              the death benefit will decrease by the amount of your withdrawal.
policy.                          .  if your policy's death benefit equals the guideline minimum death benefit, the death benefit may decrease by more than the amount of your withdrawal.
We will not accept your
request to make a withdrawal     How withdrawals affect your policy's face amount
if it will cause your policy     If you've chosen death benefit Option B or Option C, making a withdrawal does not
to become a modified             reduce your policy's face amount.
endowment contract, unless
you've told us in writing        If you've chosen death benefit Option A or Option D,
that you want your policy to
become a modified endowment
contract.

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

                                 a withdrawal may reduce your face amount.You can make one withdrawal during each of the first 15 policy years of $10,000 or 10% of your policy's cash surrender value, whichever is less, without reducing your policy's face amount. If you withdraw a larger amount, or make additional withdrawals, the face amount will be reduced by the excess if any that the face amount exceeds: the death benefit immediately prior to the withdrawal, minus the amount of the withdrawal.

The amount in the loan           Taking out a loan
account, plus any interest       You can borrow money from us any time while your policy is in force either by sending
you owe, is referred to          us a request in writing, or over the telephone. You'll find more information about
throughout this prospectus       requesting a loan by telephone in Pacific Select Estate Preserver basics.
as your outstanding loan
amount.                          When you borrow money from us, we use your policy's accumulated value as security. You pay interest on the amount you borrow. The accumulated value set aside to secure your
Your outstanding loan amount     loan also earns interest. Here's how it works:
could result in taxable          .  To secure the loan, we transfer an amount equal to the amount you're borrowing,
income if you surrender your        from your accumulated value in the investment options to the loan account. We'll
policy, if your policy              transfer this amount from your investment options in proportion to the accumulated
lapses, or if your policy is        value you have in each option, unless you tell us otherwise.
a modified endowment             .  Interest owing on the amount you've borrowed accrues daily at an annual rate of
contract. You should talk to        4.5% during the first 10 years of the loan. Starting in the 11th year of the loan,
your tax advisor before             interest accrues at an annual rate of 4.25%.
taking out a loan under your        Interest that has accrued during the policy year is due on your policy anniversary. If
policy.                             you do not pay the interest when it's due, we'll add it to the amount of your loan and begin accruing interest on it from the day it was due. We'll also transfer an amount equal to the interest that was due, from your policy's accumulated value to the loan account. We'll transfer this amount from your investment options in proportion to the accumulated value you have in each option, unless you tell us otherwise.
                                 .  The amount in the loan account earns interest daily at an annual rate of 4.0%. On your policy anniversary, we transfer the interest that's been credited to the loan account proportionately to your investment options according to your most recent allocation instructions.

If you live in Connecticut,      How much you can borrow
the minimum amount you can       The minimum amount you can borrow is $500, unless there are other restrictions in your
borrow is $200. If you live      state. You can borrow up to the larger of the following amounts:
in Oregon, the minimum           .  100% of the accumulated value in the fixed account, plus 90% of the accumulated
amount is $250.                     value in the variable investment options, less any surrender charges that would apply if you

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                                                                              46
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

An example                       surrendered your policy on the day you took out the loan.
For a policy in policy year      .  the result of a x (b/c) - d, where:
13 with:                            a = the accumulated value of your policy less any surrender charges that would have
 .  accumulated value of                 applied if you surrendered your policy on the day you took out the loan, and less 12
   $100,000                             times the current monthly charge
 .  an outstanding loan              b = 1.04
   amount of $50,000                c = 1.045 during the first 10 policy years, and 1.0425 during policy year 11 and thereafter
The maximum amount you              d = any outstanding loan amount.
can borrow is $49,760.19
($100,000 x (1.04 /              Paying off your loan
1.0425) - $50,000)               You can pay off all or part of the loan any time while your policy is in force. Unless you tell us otherwise, we'll transfer any loan payments you make proportionately to your investment options according to your most recent allocation instructions.

                                 While you have an outstanding loan, we'll treat any money you send us as a premium payment unless you tell us in writing that it's a loan repayment.

                                 What happens if you do not pay off your loan
                                 If you do not pay off your loan, we'll deduct the amount in the loan account, including any interest you owe, from one of the following:
                                 .  the death benefit proceeds before we pay them to your beneficiary
                                 .  the cash surrender value if you surrender your policy
                                 .  the amount we refund if you exercise your right to cancel.

Taking out a loan will affect    Taking out a loan, whether or not you repay it, will have a permanent effect on the
the growth of your policy's      value of your policy. For example, while your policy's accumulated value is held in
accumulated value, and may       the loan account, it will miss out on the potential earnings available through the
affect the death benefit.        variable investment options. The amount of interest you earn on the loan account may be less than the amount of interest you would have earned from the fixed account.
                                 These could lower your policy's accumulated value, which could reduce the amount of the death benefit.

                                 When a loan is outstanding, the amount in the loan account is not available to help pay any policy charges. If, after deducting your outstanding loan amount, there is not enough accumulated value in your policy to cover policy charges, your policy could lapse. You may need to make additional premium payments or loan repayments to prevent your policy from lapsing.

If you're interested in using    Ways to use your policy's loan and withdrawal features
your life insurance policy       You can use your policy's loan and withdrawal features to supplement your income, for
to supplement your               example, during retirement.
retirement income, please
contact us for more
information. We can

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provide you with an              Here are the things you should consider when setting up an income stream:
illustration that gives you      .  the rate of return you expect to earn on your investment options
an example of how this could     .  how long you would like to receive regular income
affect the accumulated value,    .  the amount of accumulated value you want to maintain in your policy.
net cash surrender value and
death benefit of your policy     It's important to set up an income stream so that it leaves enough accumulated value
based on different rates of      in your policy to help ensure your policy will continue to qualify as life insurance
return. You can also ask for     and will not lapse. If it does lapse after you have taken out a loan or made a
information that compares        withdrawal, you could face significant income tax liability.
results from various
retirement strategies.           Using your policy to supplement your income does not change your rights or our obligations under the policy. The terms for loans and withdrawals described in this prospectus remain the same.

                                 Surrendering your policy
                                 You can surrender or cash in your policy at any time while either of the two people
You can choose to receive        insured by the policy is still living. Your policy's cash surrender value is its
your money in a lump sum or      accumulated value less any surrender charge that applies. The net cash surrender value
use it to buy an income          equals your policy's cash surrender value after deducting any outstanding loan amount.
benefit. Please see the
discussion about income          Here are some things you need to know about surrendering your policy:
benefits in General              .  You must send us your policy and a written request.
information about your           .  We'll send you the policy's net cash surrender value. If you surrender your policy
policy.                             during the first 10 policy years, we'll deduct a surrender charge that helps cover our costs for underwriting, issuing and distributing our policies. The box on this page describes how we calculate the surrender charge. There's no surrender charge after 10 policy years.
                                 .  We guarantee the surrender charge rates will not increase. We can reduce or waive the surrender charge on policies sold to our directors or employees, to any of our affiliates or to any trustees or employees or affiliates of the Pacific Select Fund.

                                    [the following information to go in a box]

                                 How we calculate the surrender charge
Joint equal age is a             The surrender charge is assessed against your policy's accumulated value. It has two
calculation that combines        parts: an underwriting surrender charge and a sales surrender charge. Both charges are
the ages and insurance risks     based on the joint equal age on the policy date of the two people insured by the
of the two people insured by     policy, and on the initial face amount of your policy.
the policy, and is explained
in Appendix B.                   The underwriting surrender charge is designed to help cover our administrative expenses for underwriting and issuing a policy, including the costs of processing applications, conducting medical examinations, determining the insurability and underwriting classes of the people insured, and establishing

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The underwriting surrender       policy records.
charge and sales surrender
target rate appear in            The amount of the charge does not change during the first policy year. Starting on the
Appendix C.                      first policy anniversary, the charge decreases by 0.9259% each month until it reaches zero at the end of the 10th policy year.

An example                       The sales surrender charge helps pay for our costs of distributing policies. During
For a policy with:               the first policy year, this charge is equal to the smaller of the following amounts:
 .  a joint equal age of 50       .  25% of the premium payments you've made, or
 .  an initial face amount of     .  25% of the sales surrender target, which is based on the joint equal age of the
   $100,000.                        people insured by the policy for each $1,000 of the policy's initial face amount.

Here's the surrender charge      The sales surrender charge increases until the premiums you pay reach the sales
at the end of the first          surrender target. In the 13th month you own your policy, we reduce the sales surrender
policy year.                     charge so that it is 99.0741% of the charge as calculated above. After that, we reduce
 .  Underwriting surrender        it by 0.9259% a month until it reaches zero at the end of 10 policy years.
   charge: $520
   (5.20 x $100,000/1,000)       We will not increase the charge if your policy's face amount increases. If you
 .  Maximum sales surrender       decrease the face amount of your policy, we'll charge you a surrender charge that's
   charge: $226.25               calculated based on the amount of the decrease.
   (25% x 9.05 x
   100,000/1,000).               Calculating the surrender charge on a decrease in face amount
                                 Here's how we calculate the surrender charge on a decrease in face amount:
The surrender charge at the      .  Step 1: we divide the amount of the decrease by your policy's face amount
end of the third year, the          immediately before the decrease
surrender charge is reduced      .  Step 2: we multiply the the amount we calculated in step 1 by the total surrender
to:                                 charge that would apply if you surrendered your policy.
 .  Underwriting surrender
   charge: $404.45               We deduct the amount we calculated in step 2 from your investment options in
   ($520 - ($520 x               proportion to the accumulated value you have in each option.
   .9259% x 24
   months))                      We calculate any surrender charge after a decrease in face amount by dividing the new
 .  Maximum sales surrender       face amount by the old face amount, and multiplying the result by the surrender charge
   charge: $175.97               that would have applied before the decrease.
   ($226.25 - ($225.25 x
   .9259% x 24 months)).         [end of boxed information]

The underwriting surrender
charge and sales surrender
target rates appear in
Appendix C.

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                                 General information about your policy

                                 Income benefit
                                 If you surrender or make a withdrawal from your policy, you can use the money to buy an income benefit that provides a monthly income. Your policy's beneficiary can use death benefit proceeds to buy an income benefit. In addition to the income benefit described below, we offer a variety of income benefits that are available upon requst.

                                 The following is one income benefit available under the Pacific Select Estate
                                 Preserver policy:
                                 .  The income benefit is based on the life of the person receiving the income. If the policy owner is buying the income benefit, monthly income will be based on the owner's life. If the policy's beneficiary buys the income benefit, monthly income will be based on the beneficiary's life.
                                 .  We'll pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.
                                 .  After 10 years, we'll only pay the monthly income for as long as the person receiving it is still alive.
                                 .  The minimum monthly income benefit calculated must be at least $100.
                                 .  For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your policy.

                                 Paying the death benefit in the case of suicide
                                 If either person insured by the policy, whether sane or insane,  commits suicide within two years of the policy date, death benefit proceeds will be the total of all premiums you've paid, less any outstanding loan amount, any withdrawals you've made, and any cash dividends we've paid.

                                 Replacement of life insurance or annuities
                                 The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

                                 A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:
                                 .  lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated
                                 .  converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values
                                 .  amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for
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                                    which benefits would be paid
                                 .  reissued with any reduction in cash value, or
                                 .  pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

                                 There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. You should carefully compare of the costs and benefits of your existing policy or contract with the new policy or contract to determine whether replacement is in your best interest.

                                 Errors on your application
If unisex cost of insurance      If the age or gender of either person insured by your policy is stated incorrectly on
rates apply to your policy,      your application, we'll adjust the face amount to reflect the correct age or gender.
we will not adjust the face      Here's how we'll do it:
amount if we discover that       .  Using the monthly cost of insurance rate for the policy year in which we discover
gender has been stated              the mistake, we'll multiply the face amount by the rate based on the incorrect age or
incorrectly on your                 gender. We'll then divide the result by the monthly cost of insurance rate that's
application.                        based on the correct age or gender.
                                 .  We'll calculate accumulated value using cost of insurance, rider and benefit charges based on the correct age and gender, for all policy months following the month we discover the mistake.
                                 .  We will not recalculate accumulated value for the policy months up to and including the month in which we discover the mistake.
                                 .  We will not recalculate mortality and expense risk charges or surrender charges.

                                 Contesting the validity of your policy
                                 We have the right to contest the validity of your policy for two years from the policy date. Once your policy has been in force for two years from the policy date during the insureds' lifetime, we generally lose the right to contest its validity.

                                 We also have the right to contest the validity of a policy that you reinstate for two years from the date that it was reinstated. Once your reinstated policy has been in force for two years from the reinstatement date during the insureds' lifetime, we generally lose the right to contest its validity.  During this period, may contest your policy only if there is a material misrepresentation on your application for reinstatement.

                                 Regardless of the above, we can contest the validity of your policy for failure to pay premiums at any time.The policy will terminate upon successful contest with respect to either insured.

Assigning a policy that's a      Assigning your policy as collateral
modified endowment               You can assign your policy as collateral to secure a loan,



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contract may generate taxable    mortgage, or other kind of debt. Here's how it works:
income and a 10% penalty tax.    .  An assignment does not change the ownership of the policy.
                                 .  After the policy has been assigned, your rights and the rights of your beneficiary will be subject to the assignment. The entire policy, including any income benefit, rider, benefit and endorsement, will also be subject to the assignment.
                                 .  We're not responsible for the validity of any assignment.
                                 .  We must receive and record a copy of the original assignment in a form that's acceptable to us before we'll consider it binding.
                                 .  Unless otherwise provided, the person or organization you assign your policy to may exercise the rights under the policy, except the right to change the policy owner or the beneficiary or the right to choose a monthly income benefit.

                                 Dividends
                                 We do not expect to pay any dividends. If we do pay dividends, we'll pay them annually in cash.

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                                 Variable life insurance and your taxes

The tax consequences of          This discussion about taxes is based on our understanding of the present federal income
owning a policy or               tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It's
receiving proceeds from it       based on the Internal Revenue Code of 1986, as amended, (the tax code) and does not
may vary by jurisdiction         cover any state or local tax laws.
and according to the
circumstances of each owner      This is not a complete discussion of all federal income tax questions that may arise
or beneficiary.                  under the policy. There are special rules that we do not include here that may apply in certain situations.
Please speak to a qualified
tax adviser for complete         We do not know whether the current treatment of life insurance policies under current
information about federal,       federal income tax or estate or gift tax laws will continue. We also do not know whether
state and local taxes that       the current interpretations of the laws by the IRS or the courts will remain the same.
may apply to you.                Future legislation may change adversely the tax treatment of life insurance policies, other tax consequences described in this discussion or tax consequences that relate directly or indirectly to life insurance policies.

                                 We do not make any guarantees about the tax status of your policy, and you should not consider the discussion that follows to be tax advice.

In order to qualify as a         Tax treatment of life insurance policies
life insurance contract for
federal income tax               Definition of life insurance
purposes, the policy must        We believe that the policy qualifies as life insurance. That means it will receive the
meet the statutory               same tax advantages as a conventional fixed life insurance policy. The two main tax
definition of life               advantages are:
insurance.                       .  In general, your policy's beneficiary will not be subject to federal income tax when he or she receives the death benefit proceeds. This is true regardless of whether the
Death benefits may be               beneficiary is an individual, corporation, or other entity.
excluded from income under       .  You'll generally not be taxed on any or all of your policy's accumulated value unless
Section 101(a) of the tax           you receive a cash distribution by making a withdrawal, surrendering your policy, or in
code.                               some instances, taking a loan from your policy.

                                 The tax laws defining life insurance, however, do not cover all policy features. Your policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to address many issues concerning the treatment of substandard risk policies, policies with term insurance on the people insured by the policy or certain tax requirements relating to joint survivorship life insurance policies. We can make changes to your policy if we believe the changes are needed to ensure that your policy continues to qualify as a life insurance contract.

                                 Tax regulations deal with allowable charges for mortality costs and
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                                 other expenses that are used in calculating whether a policy qualifies as life insurance. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

                                 While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your policy qualifies as a life insurance contract.

Section 817(h) of the tax        Diversification rules and ownership of the separate account
code describes the               Your policy will not qualify for the tax benefit of a life insurance contract unless the
diversification rules.           separate account follows certain rules requiring diversification of investments underlying the policy. In addition, the IRS requires that the policyholder does not have
For more information about       control over the underlying assets.
diversification rules,
please see Managing the          The Treasury Department has announced that the diversification rules "do not provide
Pacific Select Fund in the       guidance concerning the circumstances in which it will treat an investor, rather than
attached Pacific Select          the insurance company, as the owner of the assets in a separate account." The IRS treats
Fund prospectus.                 a variable policy owner as the owner of separate account assets if he or she has the ability to exercise investment control over them. Owners of the assets are taxed on any income or gains the assets generate. Although the Treasury Department announced it would provide further guidance on the issue, it had not done so when we wrote this prospectus.

                                 No IRS rulings deal with policies that have exactly the same ownership rights as your policy. Since you have additional flexibility in allocating premiums and policy values, it is possible the IRS would treat you as the owner of your policy's proportionate share of the assets of the separate account.

                                 We do not know what will be in future Treasury Department regulations. We cannot guarantee that the fund's portfolios will be able to operate as currently described in the prospectus, or that the fund will not have to change any portfolio's investment objective or policies. We can modify your policy if we believe it will prevent you from being considered the owner of your policy's proportionate share of the assets of the separate account.

Policy exchanges fall under      .  Exchanges
Section 1035(a) of the tax       If you exchange your entire policy for another one that insures the same people, it
code.                            generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be
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                                 treated as a taxable exchange.

                                 .  Transfers
                                 You may have taxable income if you transfer ownership of your policy, sell your policy, or change the ownership of it in any way.

There are special rules for      .  Corporate owners
corporate-owned policies.        There are special tax issues for corporate owners:
You should consult your tax         -  using your policy to fund deferred compensation arrangements for employees has
adviser.                               special tax consequences
                                    -  corporate ownership of a policy may affect your exposure to the alternative minimum
Section 59A of the tax code            tax and the environmental tax.
deals with the
environmental tax.

Under Section 7702A of the       Conventional life insurance policies
tax code, policies that are      The tax treatment of your policy will depend upon whether it is a type of contract known
not classified as modified       as a modified endowment contract. We describe modified endowment contracts later in this
endowment contracts are          section. If your policy is not a modified endowment contract, it will be be treated as a
taxed as conventional life       conventional life insurance policy and will have the following tax treatment:
insurance policies.
                                 Surrendering your policy
The cost basis in your           When you surrender, or cash in, your policy, you'll generally be taxed on the
policy is generally the          difference, if any, between the cash surrender value and the cost basis in your policy.
premiums you've paid plus
any taxable distributions        Making a withdrawal
less any withdrawals or          If you make a withdrawal after your policy has been in force for 15 years, you'll only
premiums previously              be taxed on the amount you withdraw that exceeds the cost basis in the policy.
recovered that were not
taxable.                         Special rules apply if you make a withdrawal within the first 15 policy years and it's accompanied by a reduction in benefits. In this case, there is a special formula under which you may be taxed on all or a portion of the withdrawal amount.

                                 Taking out a loan
                                 If you take out a loan, you will not pay tax on the loan amount unless your policy is surrendered, matures or lapses and you have not repaid your outstanding loan amount. The interest you pay, or that's accrued, on a loan is generally nondeductible. Ask your tax adviser for more information.

                                 Loans and corporate owned-policies
                                 If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. If the taxpayer is an entity that's a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity's deductions for loan interest may be disallowed, even though this interest may relate to debt that's completely unrelated to the contract. There may be a limited exception that applies to contracts issued on 20%
                                 owners, officers,

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                                 directors or employees of the entity. For more information about this exception, you should consult your tax adviser.

Section 7702A  of the tax        Modified endowment contracts
code defines a class of          A modified endowment contract is a special type of life insurance policy. If your policy
life insurance policies          is a modified endowment contract, any distributions you receive during the life of the
known as modified endowment      policy are treated differently than under conventional life insurance policies.
contracts. Like other life       Withdrawals, loans, pledges, assignments and surrendering your policy are all considered
insurance policies, the          distributions and may be subject to tax on an income-first basis and a 10% penalty.
death benefit proceeds paid
to your beneficiary              When a policy becomes a modified endowment contract
generally are not subject        A life insurance policy becomes a modified endowment contract if, at any time during the
to federal income tax and        first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit.
your policy's accumulated        The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay
value grows on a                 premiums) required to pay for the policy's future death and endowment benefits.
tax-deferred basis until
you receive a cash               For example, if the seven-pay premiums were $1,000 a year, the maximum premiums you
distribution.                    could pay during the first seven years to avoid modified endowment treatment would be
                                 $1,000 in the first year, $2,000 through the first two years and $3,000 through the
If there is a material           first three years, etc. Under this test, a Pacific Select Estate Preserver policy may or
change to your policy, like      may not be a modified endowment contract, depending on the amount of premiums paid
a change in the death            during the policy's first seven contract years or after a material change has been made
benefit, we may have to          to the policy.
retest your policy and
restart the seven-pay            Surrendering your policy
premium period to determine      If you surrender your policy or it matures, you're taxed on the amount by which the cash
whether the change has           surrender value exceeds the cost basis in the policy.
caused the policy to become
a modified endowment             Making a withdrawal or taking out a loan
contract.                        If you make a withdrawal or take out a loan from a modified endowment contract, you're taxed on the amount of the withdrawal or loan that's considered income, including all previously non-taxed gains. Income is the difference between the cash surrender value and the cost basis in your policy. It's unclear whether interest paid, or accrued, on a loan is considered interest for federal income tax purposes. If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest payable on loan proceeds. You should consult your tax adviser.

                                 All modified endowment contracts we or our affiliates issue to you in a calendar year are treated as a single contract when we calculate whether a distribution amount is subject to tax.

                                 10% penalty tax
                                 If any amount you receive from a modified endowment contract is taxable, you may also have to pay a penalty tax equal to 10% of the
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                                 taxable amount.

                                 A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:
                                 .  you're at least 59 1/2 years old
                                 .  you're receiving an amount because you've become disabled
                                 .  you're receiving an amount that's part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your beneficiaries.

                                 Distributions before a policy becomes a modified endowment contract
                                 If your policy fails the seven-pay test and becomes a modified endowment contract, any amount you receive or are deemed to have received during the two years before it became a modified endowment contract may be taxable. The distribution would be treated as having been made in anticipation of the policy's failing to meet the seven-pay test under Treasury Department regulations which are yet to be prescribed.

Please see the discussion of     Policy riders
optional riders in The
death benefit.                   Accelerated living benefits rider
                                 Amounts received under this rider should be generally excluded from taxable income under
Please consult with your tax     Section 101(g) of the tax code.
adviser if you want to
exercise your rights under       Benefits under the rider will be taxed, however, if they are paid to someone other than
either of these riders.          a person insured by the policy, and the person insured by the policy:
                                 .  is a director, officer or employee of the person receiving the benefit, or
                                 .  has a financial interest in a business of the person receiving the benefit.

                                 Split policy option rider
                                 This rider allows a policy to be split into two individual policies. If the split is not treated as a nontaxable exchange, it could result in the recognition of taxable income up to any gain or income in the policy at the time of the split.
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                         About Pacific Life
                         How we're organized
                         Pacific Life Insurance Company is a life insurance company based in California. We provide life insurance and annuity products as well as financial and retirement services. At the end of 1998, we had over $. billion of individual life
                         insurance and total admitted assets of approximately $.
                         billion. In 1998, we were ranked the . largest life insurance carrier in the U.S. in terms of admitted assets. Pacific Life, together with its affiliated enterprises, has total assets and funds under management of over $. billion. We may operate our life and annuity business in the District of Columbia and in all states except New York. Our principal office is at 700
                         Newport Center Drive, Newport Beach, California 92660.

                         Pacific Life was established on January 2, 1868 under the name,
                         Pacific Mutual Life Insurance Company of California. It was
                         reincorporated as Pacific Mutual Life Insurance Company on July
                         22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance
                         company. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific
                         Mutual Holding Company, a mutual holding company.

                         Under their charters, Pacific Mutual Holding Company must
                         always hold at least 51% of the outstanding voting stock of
                         Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life's annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

                         How policies are distributed
                         Pacific Mutual Distributors, Inc. (PMD), our wholly-owned
                         subsidiary, is the distributor of our policies. PMD is located at 700 Newport Center Drive, Newport Beach, California 92660.

                         PMD is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers
                         (NASD). We pay PMD for its services as our distributor.

                         The policies are sold by registered representatives of
                         broker-dealers who have signed agreements with us and PMD.
                         Registered representatives must be licensed to sell variable life insurance under the state insurance and securities
                         regulations that apply. Broker-dealers must be registered with the SEC.

                         How we pay broker-dealers
For more information     We pay broker-dealers commission for promoting, marketing and about
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
the sales surrender      selling our policies. Broker-dealers pay a portion of the
target, see              commission to their registered representatives, under their own
Withdrawals,             arrangements.
surrenders and loans
and Appendix C.          Commissions are based on sales surrender "target" premiums we determine. The commission we pay will vary with the agreement, but we do not expect it to be more than the following amounts:
                         .  110% of premiums paid up to the first sales surrender target premium
                         .  6% of the premiums paid under sales surrender targets 2 and 3
                         .  4% of premiums paid in excess of sales surrender target 3
                         .  2% of premiums paid after policy year 10.

                         We may pay broker-dealers an annual renewal commission of up to
                         0.20% of a policy's accumulated value less any outstanding loan amount. We calculate the renewal amount monthly and pay it on each policy anniversary.

                         We may also pay override payments, expense and marketing
                         allowances, bonuses, wholesaler fees and training allowances.

                         Registered representatives who meet certain sales levels can qualify for sales incentives programs we sponsor. We may also pay them non-cash compensation like expense-paid trips,
                         expense-paid educational seminars, and merchandise. They can choose to receive their compensation on a deferred basis.

                         How our accounts work
                         We own the assets in our general account and our separate account. We allocate your net premiums to these accounts according to the investment options you've chosen.

                         General account
We can provide you       Our general account includes all of our assets, except for
with reports of our      those held in our separate accounts. We guarantee you an
ratings as an            interest rate for up to one year on any amount allocated to the
insurance company        fixed account. The rate is reset annually. The fixed account is
and our ability to       part of our general account, which we may invest as we wish,
pay claims with          according to any laws that apply. We'll credit the guaranteed
respect to our           rate even if the investments we make earn less. Our ability to
general account          pay these guarantees is backed by our strength as a company.
assets.
                         The fixed option is not a security, so it does not fall under any securities act. For this reason, the SEC has not reviewed the disclosure in this prospectus about the fixed option.
                         However, other federal securities laws may apply to the
                         accuracy and completeness of the disclosure about the fixed option.

                         Separate account
You'll find the          Amounts allocated to the variable investment options are held
audited financial        in our separate account. The assets in this account are kept
statements for the       separate
Pacific Select Exec

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
separate account         from the assets in our general account and our other
later in this            separate accounts, and are protected from our general creditors.
section of the
prospectus.              The separate account was established on May 12, 1988 under
                         California law under the authority of our Board of Directors.
                         It's registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the
This section of the      administration or investment practices or policies of the
prospectus also          account.
includes the audited
consolidated             The separate account is divided into variable accounts. Each
financial statements     variable account invests in shares of a designated portfolio of
for Pacific Life,        the Pacific Select Fund. We may add variable accounts that
which we include to      invest in other portfolios of the fund or in other securities.
show our strength as
a company and our        We're the legal owner of the assets in the separate account,
ability to meet our      and pay its operating expenses. The separate account is
obligations under        operated only for our variable life insurance policies. We must
the policies.            keep enough money in the account to pay anticipated obligations under the insurance policies funded by the account, but we can
These statements have    transfer any amount that's more than these anticipated
been audited by [  ],    obligations to our general account. Some of the money in the
independent              separate account may include charges we collect from the
auditors.                account and any investment results on those charges.

                         We cannot charge the assets in the separate account
The separate account     attributable to our reserves and other liabilities under the
is not the only          policies funded by the account with any liabilities from our
investor in the          other business.
Pacific Select Fund.
Investment in the        Similarly, the income, gains or losses, realized or unrealized,
fund by other            of the assets of any variable account belong to that variable
separate accounts        account and are credited to or charged against the assets held
for variable annuity     in that variable account without regard to our other income,
contracts and            gains or losses.
variable life
insurance contracts
could cause
conflicts. For more
information, please
see the Statement of
Additional
Information for the
Pacific Select Fund.

                         . Making changes to the separate account
                         We may add, change or remove any securities that the separate account or any variable account holds or buys, as long as we comply with the laws that apply.

                         We can replace or substitute shares of one Pacific Select Fund portfolio with shares of another portfolio or fund if:
                         .  any portfolio is no longer available for investment
                         .  our management believes that a portfolio is no longer
                            appropriate in view of the purposes of the policy.

                         We'll give you any required notice or receive any required approval from policy owners or the SEC before we replace any shares. We'll comply with the filing or other procedures
                         established by insurance regulators as required by law.

                         We can add new variable accounts, which may include additional subaccounts of the separate account, to serve as investment options under the policies. These may be managed separate

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
                         accounts or they may invest in a new portfolio of the fund, or in shares of another investment company or one of its
                         portfolios, or in a suitable investment vehicle with a
                         specified investment objective.

                         We can add new variable accounts when we believe that it's warranted by marketing needs or investment conditions. We'll decide on what basis we'll make new accounts available to
                         existing policy owners.

                         We can also eliminate any of our variable accounts if we
                         believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any variable account.

                         If we make any changes to variable accounts or substitution of securities, we can make appropriate changes to this policy or any of our other policies, by appropriate endorsement, to
                         reflect the change or substitution.

                         If we believe it's in the best interests of people holding voting rights under the policies and we meet any required
                         regulatory approvals we can do the following:
                         .  operate the separate account as a management investment company, unit investment trust, or any other form permitted under securities or other laws
                         .  register or deregister the separate account under securities law
                         .  combine the separate account with one of our other separate accounts or our affiliates' separate accounts
                         .  combine one or more variable accounts
                         .  create a committee, board or other group to manage the
                            separate account.
                         .  change the classification of any variable account.

                         Taxes we pay
                         We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts or to our operations with respect to the policy. If these taxes increase
                         significantly, we may deduct them from the separate account.

                         We may charge the separate account for any federal, state and local taxes that apply to the separate account. This could happen if our tax status or the tax treatment of variable life insurance changes.

                         Voting rights
                         We're the legal owner of the shares of the Pacific Select Fund that are held by the variable accounts. We may vote on any matter at shareholder meetings of the fund. However, we are required by law to vote as you instruct on the shares relating to your allocation in a variable investment option. This is called your voting interest.

                         Your voting interest is calculated as of a day set by the Board of

                         Trustees of the fund called the record date. Your voting
                         interest equals the accumulated value in a variable investment option divided by the net asset value of a share of the
                         corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

                         We'll send you documents from the fund called shareholder proxy materials. They include information about the items you'll be voting on and forms for you to give us your instructions. We'll vote shares held in the separate account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by that separate account for which we've received timely instructions.

                         We'll vote shares of any portfolio we hold in our general
                         account, or that are held by any of our non-insurance
                         affiliates, in the same proportion as the total votes for all of our separate accounts, including this separate account.

                         If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the separate account.

                         When required by state insurance regulatory authorities, we may disregard voting instructions that:
                         .  would change a portfolio's investment objective or
                            subclassification
                         .  would approve or disapprove an investment advisory contract.

                         We may disregard voting instructions on a change initiated by policy owners that would change a portfolio's investment
                         policy, investment adviser or portfolio manager if:
                         .  our disapproval is reasonable
                         .  we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the
                            portfolio's objectives and purpose, and considering what effect the change would have on us.

                         If we disregard any voting instructions, we'll include a
                         summary of the action we took and our reasons for it in the next report to policy owners.

                         Preparing for the year 2000
                         The transition to the year 2000 is a technological challenge for any company that relies on computer systems. Our operations are heavily dependent on computer technology, and also rely on the computer systems of other service providers.

                         We have many efforts underway to correct, or replace if
                         necessary, any systems that do not properly recognize the year
                         2000. We've asked our primary service providers and others who have significant relationships with us to assure us that they will be ready for the year 2000.

                         We've identified critical systems that may be affected by the year 2000 and are working to correct them. In addition, we've engaged the service of an outside consultant to review and correct all of our internal systems. We expect to test our systems during 1999. Some testing has already started.

                         Costs to make our systems comply with the year 2000 are
                         estimated to be from $15 to $20 million. These costs do not include salaries of employees who support our year 2000
                         efforts. We do not expect to have additional costs for the project, but cannot guarantee this.

                         There is no guarantee, however, that our computer systems, the computer systems of our service providers, or the computer systems of companies the portfolios invest in, will be ready for the year 2000. If these systems are unable to process and calculate date-related information in the year 2000, there will be a negative effect on our operations.

                         State regulation
                         We're subject to the laws of the state of California governing insurance companies and to regulations issued by the
                         Commissioner of Insurance of California. In addition, we're subject to the insurance laws and regulations of the other states and jurisdictions in which we're licensed or may become licensed to operate.

                         An annual statement in a prescribed form must be filed with the
                         Commissioner of Insurance of California and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and
                         subject to full examination of our operations at periodic
                         intervals.

                         Legal proceedings and legal matters
                         The separate account is not involved in any legal proceedings that would have a material effect on policy owners.

                         Legal matters concerning the issue and sale of the life
                         insurance policies described in this prospectus, our
                         organization and authority to issue the policies under
                         California law, and the validity of the forms of the policies under California law, have been passed upon by our general counsel. Legal matters relating to federal securities laws and federal income tax laws have been passed upon by Dechert Price
                         & Rhoads.

                         Registration statement
                         We've filed a registration statement with the SEC for Pacific
                         Select Estate Preserver, under the Securities Act of 1933. The
                         SEC's rules allow us to omit some of the information required by the registration statement from this prospectus. You can ask for it

                         from the SEC's office in Washington, D. C. They may charge you a fee.

                         Management
                         The following is a list of our directors and officers, along with some information about their business activities over the past five years. They do not receive any compensation from the separate account for services they provide to it nor do we pay any separately allocable compensation for these services.

                         Unless otherwise indicated, the business address of each of these people is c/o Pacific Life Insurance Company, 700 Newport
                         Center Drive, Newport Beach, California 92660.

Name and position        Principal occupation during the last five years

Thomas C. Sutton         Director, Chairman of the Board and Chief Executive Officer of
Director, Chairman of    Pacific Life; Director, Chairman of the Board and Chief
the Board and Chief      Executive Officer of Pacific LifeCorp, August 1997 to present;
Executive Officer        Director, Chairman of the Board and Chief Executive Officer of
                         Pacific Mutual Holding Company, August 1997 to present;
                         Management Board Member of PIMCO Advisors L.P., December 1997
                         to present; Former Equity Board Member of PIMCO Advisors L.P.;
                         Former Director of Pacific Corinthian Life Insurance Company;
                         Director of Newhall Land & Farming; The Irvine Company; The
                         Edison Company; PM Group Life Insurance Company; and similar positions with other affiliated companies of Pacific Life.

Glenn S. Schafer         Director (since November 1994) and President (since January
Director and President   1995) of Pacific Life; Executive Vice President and Chief
                         Financial Officer of Pacific Life, April 1991 to January 1995;
                         Director and President of Pacific LifeCorp, August 1997 to
                         present; Director and President of Pacific Mutual Holding
                         Company, August 1997 to present; Management Board Member of
                         PIMCO Advisors L.P., December 1997 to present; Former Equity
                         Board Member of PIMCO Advisors L.P.; Former Director of Pacific
                         Corinthian Life Insurance Company; Director of PM Group Life
                         Insurance Company; and similar positions with other affiliated companies of Pacific Life.

Khanh T. Tran            Director (since August 1997), Senior Vice President and Chief
Director, Senior Vice    Financial Officer of Pacific Life, June 1996 to present; Vice
President and Chief      President and Treasurer of Pacific Life, November 1991 to June
Financial Officer        1996; Senior Vice President and Chief Financial Officer of
                         Pacific LifeCorp, August 1997 to present; Senior Vice President and Chief Financial Officer of Pacific Mutual Holding Company,
                         August 1997 to present; Chief Financial Officer and Treasurer to other affiliated companies of Pacific Life.

David R. Carmichael      Director (since August 1997), Senior Vice President and General
Director, Senior Vice    Counsel of Pacific Life; Senior Vice President and General
President and            Counsel of Pacific LifeCorp, August 1997 to present; Senior
General Counsel          Vice President and General Counsel of Pacific Mutual Holding
                         Company, August 1997 to present; Director of: PM Group Life

                         Insurance Company; Association of California Health and Life
                         Insurance Companies and Association of Life Insurance Counsel.

Audrey L. Milfs          Director (since August 1997), Vice President and Corporate
Director, Vice           Secretary of Pacific Life; Vice President and Corporate
President and            Secretary of Pacific LifeCorp, August 1997 to present; Vice
Corporate Secretary      President and Secretary of Pacific Mutual Holding Company,
                         August 1997 to present; similar positions with other affiliated companies of Pacific Life.

Richard M. Ferry         Director of Pacific Life; Director of Pacific LifeCorp, August
Director                 1997 to present; Director of Pacific Mutual Holding Company,
                         August 1997 to present; Director and Chairman of Korn/Ferry
                         International; Director of: Avery Dennison Corporation; Broco,
                         Inc.; ConAm Management; First Business Bank; Mullin Consulting,
                         Inc.; Northwestern Restaurants, Inc.; Dole Food Co.; Mrs.
                         Fields' Original Cookies; Rainier Bells, Inc. Address: 1800
                         Century Park East, Suite 900, Los Angeles, California 90067.

Donald E. Guinn          Director of Pacific Life; Director of Pacific LifeCorp, August
Director                 1997 to present; Director of Pacific Mutual Holding Company,
                         August 1997 to present; Chairman Emeritus and Director of
                         Pacific Telesis Group; Director of: The Dial Corp; Bank of
                         America NT&SA; BankAmerica Corporation. Address: Pacific
                         Telesis Center, 130 Kearny Street, Room 3704, San Francisco,
                         California 94108-4818.

Ignacio E. Lozano, Jr.   Director of Pacific Life; Director of Pacific LifeCorp, August
Director                 1997 to present; Director of Pacific Mutual Holding Company,
                         August 1997 to present; Director, Chairman and Former
                         Editor-In-Chief of La Opinion; Former Director of BankAmerica
                         Corporation; Bank of America NT&SA; Director of: The Walt
                         Disney Company; Pacific Enterprises; Southern California Gas
                         Company; Lozano Communications Inc. Address: 411 West Fifth
                         Street, 12th Floor, Los Angeles, California 90013.

Charles D. Miller        Director of Pacific Life; Director of Pacific LifeCorp, August
Director                 1997 to present; Director of Pacific Mutual Holding Company,
                         August 1997 to present; Director, Chairman and Chief Executive
                         Officer of Avery Dennison Corporation; Former Director of Great
                         Western Financial Corporation; Director of Korn/Ferry
                         International; Nationwide Health Properties, Inc.; Edison
                         International. Address: 150 North Orange Grove Boulevard,
                         Pasadena, California 91109.

Donn B. Miller           Director of Pacific Life; Director of Pacific LifeCorp, August
Director                 1997 to present; Director of Pacific Mutual Holding Company,
                         August 1997 to present; Director, President and Chief Executive
                         Officer of Pearson-Sibert Oil Co. of Texas; Director of: The
                         Irvine Company; Automobile Club of Southern California; St.
                         John's Hospital & Health Care Foundation. Address: 136 El
                         Camino, Suite 216, Beverly Hills, California 90212.

Richard M.               Director of Pacific Life (since October 1997 and previously from

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
Rosenberg                November 1995 to August 1997); Director of Pacific
Director                 LifeCorp, August 1997 to present; Director of Pacific Mutual
                         Holding Company, October 1997 to present; Chairman and Chief
                         Executive Officer (Retired) of BankAmerica Corporation;
                         Director of: BankAmerica Corporation; Airborne Express
                         Corporation; Northrop Grumman Corporation; Potlatch
                         Corporation; SBC Communications; Chronicle Publishing; Pollo
                         Rey/Unamas; Former Director of K-2 Incorporated. Address: 555
                         California Street, 11th Floor, Unit 3001B, San Francisco,
                         California 94104.

James R. Ukropina        Director of Pacific Life; Director of Pacific LifeCorp, August
Director                 1997 to present; Director of Pacific Mutual Holding Company,
                         August 1997 to present; Partner with the law firm of O'Melveny
                         & Meyers; Director of Lockheed Martin Corporation; Trustee of
                         Stanford University. Address: 400 South Hope Street, 16th
                         Floor, Los Angeles, California 90071-2899.

Raymond L. Watson        Director of Pacific Life; Director of Pacific LifeCorp, August
Director                 1997 to present; Vice Chairman and Director of The Irvine
                         Company; Director of: The Walt Disney Company; The Mitchell
                         Energy and Development Company; The Irvine Apartment
                         Communities; and The Tejon Ranch. Address: 550 Newport Center
                         Drive, 9th Floor, Newport Beach, California 92660.

Lynn C. Miller           Executive Vice President, Individual Insurance, of Pacific
Executive Vice           Life, January 1995 to present; Senior Vice President,
President                Individual Insurance, of Pacific Life, 1989 to 1995.

Edward Byrd              Vice President and Controller of Pacific Life; Vice President
Vice President and       and Controller of Pacific LifeCorp, August 1997 to present;
Controller               Vice President and Controller of Pacific Mutual Holding
                         Company, August 1996 to present; and similar positions with other affiliated companies of Pacific Life.

                         Financial statements
                         The next several pages contain the audited financial statements for the Pacific Select Exec Separate Account as of December 31,
                         1998 and the two years then ended.

                         These are followed by the audited consolidated financial
                         statements for Pacific Life as of December 31, 1998 and 1997 and for the three years ended December 31, 1998, which are included in this prospectus only so you can assess our ability to meet our obligations under the policies.

                         These financial statements have been audited by [    ],
                         independent auditors, who expressed an opinion on them in their reports which appear below.


                         [auditors report and financial statements go here]

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
                                                    Appendices

                                            Appendix A - Illustrations

                         Illustrations 1 through 8, which appear on the following pages, illustrate how the death benefit, accumulated value and net cash surrender value of a hypothetical policy may vary over an extended period of time, based on certain hypothetical rates of return.

                         These illustrations are based on a hypothetical policy with the
Other illustrations      following characteristics:
If you ask us, we'll     .  the face amount is $1,500,000
provide you with         .  the annual premium for Illustrations 1, 2, 5, 6, 7 and 8 is
different kinds of          $33,093
illustrations:           .  the annual premium for Illustrations 3 and 4 is $124,955
                         .  on the policy date, the people insured by the policy are:
 . Illustrations          .  a 55-year old male non-smoker
  similar to the ones    .  a 55-year old female non-smoker
  in this prospectus,
  but based on           The death benefit option and the cost of insurance rates vary
  information you give   by illustration, as follows:
  us about the ages of
  the two people to be                   Death benefit    Cost of insurance rate
  insured by the         Illustration 1  Option A         Current
  policy, their          Illustration 2  Option A         Guaranteed
  underwriting           Illustration 3  Option B         Current
  classes, the face      Illustration 4  Option B         Guaranteed
  amount, the death      Illustration 5  Option C         Current
  benefit and premium    Illustration 6  Option C         Guaranteed
  payments.              Illustration 7  Option D         Current
                         Illustration 8  Option D         Guaranteed

 . Illustrations that     Assumptions
  show the allocation    The illustrations are based on the guideline premium test. Here
  of premium payments    are the assumptions we're using:
  to specified           .  The hypothetical rates of return are equal to constant gross
  variable accounts.        annual rates of 0%, 6% and 12%.
  These will reflect     .  All premium payments are made at the beginning of the policy
  the expenses of the       year.
  portfolio of the       .  An amount equal to the annual premium, after taxes, is
  fund in which the         invested to earn interest at 5% compounded annually for the
  variable account          second column of each table, Total premiums paid plus interest
  invests.                  at 5%, which shows the amount that would accumulate.
                         .  No policy loans have been taken out.
 . Illustrations that     .  The amounts shown for the death benefits, accumulated values use a hypothetical
  gross rate of return
  that's greater than
  12%. These are
  available only to
  certain large
  institutional
  investors.

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
                            and net cash surrender values reflect charges deducted from the variable accounts. This means that the net investment return on the variable accounts is lower than the gross investment return on the assets.
                         .  The amounts shown for the death benefits, accumulated values and net cash surrender values also reflect premium loads,
                            administrative charges and mortality and expense risk charges.
                         .  The fund's daily investment advisory fee is equal to an annual weighted rate of .% of the total average daily net
                            assets of the fund. This hypothetical rate represents the
                            weighted average investment advisory fee that applies to the portfolios available as investment options under the policy.
                         .  The tables reflect other expenses of the fund at the
                            weighted rate of .% of the average daily net assets of a
                            portfolio. This amounts to .% of the average daily net assets of a portfolio including the investment advisory fees and
The fund's investment       operating expenses, but not foreign taxes.
advisory fees and        .  There are no charges against the variable accounts for
expenses are shown          income taxes but we reserve the right to impose charges in the
in An overview of           future.
Pacific Select
Estate Preserver.        Things to keep in mind
                         Here are a few things to keep in mind when reviewing the
                         illustrations:

                         .  The values shown would be different if, although the gross annual investment rates of return averaged 0%, 6% or 12% over a period of years, they also rose above or fell below those
                            averages for individual policy years.
                         .  After we've deducted the charges and fund expenses described in the assumptions above, the illustrated gross annual
                            investment rates of return of 0%, 6% and 12% correspond to approximate net annual rates of return of .%, .%, and .%.
                         .  The amounts shown would be different if unisex insurance rates were used or if the people insured by the policy were females and insurance rates for females were used.
                         .  For the illustrations that assume current cost of insurance rates, the amounts shown would be different if either person insured by the policy was a smoker and rates for smokers were used.
                         .  The fund expenses used in the illustrations do not include foreign taxes. Here's what foreign taxes were for the year ended December 31, 1998:
                                                  Percentage of average
                               Portfolio               daily net assets
                               Growth                                ....%
                               Aggressive Equity                     ....%
                               Growth LT                             ....%
                               Equity Income                         ....%
                               Multi-Strategy                        ....%
                               Equity                                ....%
                               Equity Index                          ....%

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
                               International                         ....%
                               Emerging Markets                      ....%

                         [Illustrations that appear on the following pages to be updated.]

  ILLUSTRATION 1 - Death benefit Option A at current cost of insurance rates


            FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

  Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: A                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $33,093

                                  END OF YEAR DEATH BENEFIT
                     TOTAL                ASSUMING
                   PREMIUMS       HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS        INVESTMENT RETURN OF
         POLICY   INTEREST AT ---------------------------------
           YEAR       5%          0%         6%         12%
         ------   ----------- ---------- ---------- -----------
            1     $   34,748  $1,500,000 $1,500,000 $ 1,500,000
            2     $   71,233  $1,500,000 $1,500,000 $ 1,500,000
            3     $  109,542  $1,500,000 $1,500,000 $ 1,500,000
            4     $  149,767  $1,500,000 $1,500,000 $ 1,500,000
            5     $  192,003  $1,500,000 $1,500,000 $ 1,500,000
            6     $  236,350  $1,500,000 $1,500,000 $ 1,500,000
            7     $  282,916  $1,500,000 $1,500,000 $ 1,500,000
            8     $  331,809  $1,500,000 $1,500,000 $ 1,500,000
            9     $  383,147  $1,500,000 $1,500,000 $ 1,500,000
           10     $  437,052  $1,500,000 $1,500,000 $ 1,500,000
           15     $  749,804  $1,500,000 $1,500,000 $ 1,500,000
           20     $1,148,964  $1,500,000 $1,500,000 $ 2,092,860
           25     $1,658,405  $1,500,000 $1,500,000 $ 3,693,652
           30     $2,308,594  $1,500,000 $2,036,479 $ 6,432,059
           35     $3,138,418  $1,500,000 $2,757,613 $10,917,920

                                        END OF YEAR NET CASH SURRENDER
         END OF YEAR ACCUMULATED VALUE               VALUE
          ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
                    ANNUAL                          ANNUAL
END OF       INVESTMENT RETURN OF            INVESTMENT RETURN OF
POLICY  ------------------------------- -------------------------------
  YEAR     0%        6%         12%        0%        6%         12%
------  -------- ---------- ----------- -------- ---------- -----------
   1    $ 27,437 $   29,151 $    30,866 $ 15,084 $   16,798 $    18,514
   2    $ 54,401 $   59,538 $    64,882 $ 43,421 $   48,558 $    53,902
   3    $ 80,863 $   91,190 $   102,359 $ 71,256 $   81,583 $    92,752
   4    $106,797 $  124,141 $   143,648 $ 98,562 $  115,906 $   135,413
   5    $132,172 $  158,421 $   189,136 $125,309 $  151,558 $   182,273
   6    $157,068 $  194,182 $   239,379 $151,578 $  188,692 $   233,889
   7    $181,332 $  231,344 $   294,753 $177,214 $  227,227 $   290,635
   8    $205,356 $  270,371 $   356,218 $202,611 $  267,626 $   353,473
   9    $229,144 $  311,359 $   424,451 $227,772 $  309,986 $   423,078
  10    $252,698 $  354,410 $   500,205 $252,698 $  354,410 $   500,205
  15    $379,735 $  619,781 $ 1,042,816 $379,735 $  619,781 $ 1,042,816
  20    $486,770 $  949,761 $ 1,955,944 $486,770 $  949,761 $ 1,955,944
  25    $557,411 $1,379,741 $ 3,517,764 $557,811 $1,379,741 $ 3,517,764
  30    $528,295 $1,939,504 $ 6,125,770 $528,295 $1,939,504 $ 6,125,770
  35    $227,774 $2,626,298 $10,398,019 $227,774 $2,626,298 $10,398,019

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.


THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

 ILLUSTRATION 2 - Death benefit Option A at guaranteed cost of insurance rates


             FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: A                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $33,093

                                  END OF YEAR DEATH BENEFIT
                     TOTAL                ASSUMING
                   PREMIUMS       HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS        INVESTMENT RETURN OF
         POLICY   INTEREST AT ----------------------------------
          YEAR        5%          0%          6%         12%
         ------   ----------- ----------  ---------- -----------
           1      $   34,748  $1,500,000  $1,500,000 $ 1,500,000
           2      $   71,233  $1,500,000  $1,500,000 $ 1,500,000
           3      $  109,542  $1,500,000  $1,500,000 $ 1,500,000
           4      $  149,767  $1,500,000  $1,500,000 $ 1,500,000
           5      $  192,003  $1,500,000  $1,500,000 $ 1,500,000
           6      $  236,350  $1,500,000  $1,500,000 $ 1,500,000
           7      $  282,916  $1,500,000  $1,500,000 $ 1,500,000
           8      $  331,809  $1,500,000  $1,500,000 $ 1,500,000
           9      $  383,147  $1,500,000  $1,500,000 $ 1,500,000
          10      $  437,052  $1,500,000  $1,500,000 $ 1,500,000
          15      $  749,804  $1,500,000  $1,500,000 $ 1,500,000
          20      $1,148,964  $1,500,000  $1,500,000 $ 2,016,709
          25      $1,658,405  $1,500,000  $1,500,000 $ 3,547,509
          30      $2,308,594  $        0* $1,734,212 $ 6,124,859
          35      $3,138,418  $        0* $2,338,116 $10,237,990

                                        END OF YEAR NET CASH SURRENDER
        END OF YEAR ACCUMULATED VALUE               VALUE
         ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
                    ANNUAL                          ANNUAL
END OF       INVESTMENT RETURN OF            INVESTMENT RETURN OF
POLICY  ------------------------------- -------------------------------
 YEAR      0%         6%        12%        0%         6%        12%
------  --------  ---------- ---------- --------  ---------- ----------
   1    $ 27,421  $   29,134 $   30,849 $ 15,068  $   16,782 $   18,496
   2    $ 54,332  $   59,466 $   64,807 $ 43,352  $   48,486 $   53,827
   3    $ 80,701  $   91,018 $  102,177 $ 71,093  $   81,411 $   92,569
   4    $106,494  $  123,815 $  143,297 $ 98,259  $  115,580 $  135,062
   5    $131,675  $  157,879 $  188,545 $124,813  $  151,016 $  181,683
   6    $156,318  $  193,352 $  238,463 $150,828  $  187,862 $  232,973
   7    $180,239  $  230,123 $  293,391 $176,121  $  226,006 $  289,273
   8    $203,356  $  268,183 $  353,828 $200,611  $  265,438 $  351,083
   9    $225,556  $  307,498 $  420,320 $224,184  $  306,126 $  418,948
  10    $246,716  $  348,033 $  493,491 $246,716  $  348,033 $  493,491
  15    $346,343  $  584,788 $1,009,315 $346,343  $  584,788 $1,009,315
  20    $392,871  $  856,465 $1,884,775 $392,871  $  856,465 $1,884,775
  25    $323,568  $1,186,421 $3,378,580 $323,568  $1,186,421 $3,378,580
  30    $      0* $1,651,630 $5,833,199 $      0* $1,651,630 $5,833,199
  35    $      0* $2,226,777 $9,750,466 $      0* $2,226,777 $9,750,466

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent policy termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

  ILLUSTRATION 3 - Death benefit Option B at current cost of insurance rates


             FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: B                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                 ANNUAL PREMIUM: $124,955

                     TOTAL    END OF YEAR DEATH BENEFIT ASSUMING
                   PREMIUMS       HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS         INVESTMENT RETURN OF
         POLICY   INTEREST AT ----------------------------------
          YEAR        5%          0%         6%          12%
         ------   ----------- ---------- ----------- -----------
            1     $   131,203 $1,610,349 $ 1,617,037 $ 1,623,728
            2     $   268,966 $1,719,404 $ 1,739,663 $ 1,760,720
            3     $   413,617 $1,827,136 $ 1,868,111 $ 1,912,379
            4     $   565,500 $1,933,514 $ 2,002,623 $ 2,080,256
            5     $   724,978 $2,038,500 $ 2,143,449 $ 2,266,066
            6     $   892,430 $2,142,165 $ 2,290,962 $ 2,471,828
            7     $ 1,068,254 $2,244,344 $ 2,445,310 $ 2,699,526
            8     $ 1,252,869 $2,345,482 $ 2,607,277 $ 2,952,011
            9     $ 1,446,716 $2,445,589 $ 2,777,240 $ 3,231,987
           10     $ 1,650,254 $2,544,675 $ 2,955,596 $ 3,542,451
           15     $ 2,831,167 $3,046,277 $ 4,013,724 $ 5,711,762
           20     $ 4,338,344 $3,502,337 $ 5,337,613 $ 9,324,382
           25     $ 6,261,927 $3,898,551 $ 7,009,537 $15,447,199
           30     $ 8,716,959 $4,120,195 $ 8,981,675 $25,626,992
           35     $11,850,273 $3,995,414 $11,140,100 $42,936,895

                                           END OF YEAR NET CASH SURRENDER
          END OF YEAR ACCUMULATED VALUE                 VALUE
           ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                     ANNUAL                            ANNUAL
END OF        INVESTMENT RETURN OF              INVESTMENT RETURN OF
POLICY  --------------------------------- ---------------------------------
 YEAR       0%         6%         12%         0%         6%         12%
------  ---------- ---------- ----------- ---------- ---------- -----------
  1     $  110,349 $  117,037 $   123,728 $   97,996 $  104,685 $   111,375
  2     $  219,404 $  239,663 $   260,720 $  208,424 $  228,683 $   249,740
  3     $  327,136 $  368,111 $   412,379 $  317,529 $  358,503 $   402,771
  4     $  433,514 $  502,623 $   580,256 $  425,279 $  494,388 $   572,021
  5     $  538,500 $  643,449 $   766,066 $  531,637 $  636,587 $   759,204
  6     $  642,165 $  790,962 $   971,828 $  636,675 $  785,472 $   966,338
  7     $  744,344 $  945,310 $ 1,199,526 $  740,226 $  941,193 $ 1,195,408
  8     $  845,482 $1,107,277 $ 1,452,011 $  842,737 $1,104,532 $ 1,449,266
  9     $  945,589 $1,277,240 $ 1,731,987 $  944,217 $1,275,868 $ 1,730,615
  10    $1,044,675 $1,455,596 $ 2,042,451 $1,044,675 $1,455,596 $ 2,042,451
  15    $1,546,277 $2,513,724 $ 4,211,762 $1,546,277 $2,513,724 $ 4,211,762
  20    $2,002,337 $3,837,613 $ 7,824,382 $2,002,337 $3,837,613 $ 7,824,382
  25    $2,398,551 $5,509,537 $13,947,199 $2,398,551 $5,509,537 $13,947,199
  30    $2,620,195 $7,481,675 $24,126,992 $2,620,195 $7,481,675 $24,126,992
  35    $2,495,414 $9,640,100 $40,892,281 $2,495,414 $9,640,100 $40,892,281

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

 ILLUSTRATION 4 - Death benefit Option B at guaranteed cost of insurance rates


            FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: B                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                 ANNUAL PREMIUM: $124,955

                                  END OF YEAR DEATH BENEFIT
                     TOTAL                ASSUMING
                   PREMIUMS       HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS        INVESTMENT RETURN OF
         POLICY   INTEREST AT ---------------------------------
          YEAR        5%          0%         6%         12%
         ------   ----------- ---------- ---------- -----------
          1       $   131,203 $1,610,332 $1,617,020 $ 1,623,710
          2       $   268,966 $1,719,333 $1,739,589 $ 1,760,643
          3       $   413,617 $1,826,966 $1,867,930 $ 1,912,187
          4       $   565,500 $1,933,193 $2,002,275 $ 2,079,880
          5       $   724,978 $2,037,966 $2,142,862 $ 2,265,421
          6       $   892,430 $2,141,348 $2,290,049 $ 2,470,805
          7       $ 1,068,254 $2,243,138 $2,443,941 $ 2,697,969
          8       $ 1,252,869 $2,343,226 $2,604,745 $ 2,949,157
          9       $ 1,446,716 $2,441,466 $2,772,633 $ 3,226,814
          10      $ 1,650,254 $2,537,686 $2,947,763 $ 3,533,629
          15      $ 2,831,167 $3,004,568 $3,964,070 $ 5,652,132
          20      $ 4,338,344 $3,380,504 $5,181,114 $ 9,118,874
          25      $ 6,261,927 $3,602,457 $6,604,334 $14,868,801
          30      $ 8,716,959 $3,518,030 $8,098,645 $24,242,564
          35      $11,850,273 $2,897,882 $9,411,909 $39,789,906

                                           END OF YEAR NET CASH SURRENDER
          END OF YEAR ACCUMULATED VALUE                 VALUE
           ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                     ANNUAL                            ANNUAL
END OF        INVESTMENT RETURN OF              INVESTMENT RETURN OF
POLICY  --------------------------------- ---------------------------------
 YEAR       0%         6%         12%         0%         6%         12%
------  ---------- ---------- ----------- ---------- ---------- -----------
   1    $  110,332 $  117,020 $   123,710 $   97,980 $  104,668 $   111,358
   2    $  219,333 $  239,589 $   260,643 $  208,353 $  228,609 $   249,663
   3    $  326,966 $  367,930 $   412,187 $  317,359 $  358,322 $   402,579
   4    $  433,193 $  502,275 $   579,880 $  424,958 $  494,040 $   571,645
   5    $  537,966 $  642,862 $   765,421 $  531,104 $  636,000 $   758,558
   6    $  641,348 $  790,049 $   970,805 $  635,858 $  784,559 $   965,315
   7    $  743,138 $  943,941 $ 1,197,969 $  739,020 $  939,824 $ 1,193,852
   8    $  843,226 $1,104,745 $ 1,449,157 $  840,481 $1,102,000 $ 1,446,412
   9    $  941,466 $1,272,633 $ 1,726,814 $  940,093 $1,271,260 $ 1,725,442
  10    $1,037,686 $1,447,763 $ 2,033,629 $1,037,686 $1,447,763 $ 2,033,629
  15    $1,504,568 $2,464,070 $ 4,152,132 $1,504,568 $2,464,070 $ 4,152,132
  20    $1,880,504 $3,681,114 $ 7,618,874 $1,880,504 $3,681,114 $ 7,618,874
  25    $2,102,457 $5,104,334 $13,368,801 $2,102,457 $5,104,334 $13,368,801
  30    $2,018,030 $6,598,645 $22,742,564 $2,018,030 $6,598,645 $22,742,564
  35    $1,397,882 $7,911,909 $37,895,148 $1,397,882 $7,911,909 $37,895,148

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

  ILLUSTRATION 5 - Death benefit Option C at current cost of insurance rates


             FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: C                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $33,093

                                  END OF YEAR DEATH BENEFIT
                     TOTAL                ASSUMING
                   PREMIUMS       HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS        INVESTMENT RETURN OF
         POLICY   INTEREST AT ----------------------------------
           YEAR       5%          0%          6%         12%
         ------   ----------- ----------  ---------- -----------
            1     $   34,748  $1,533,093  $1,533,093 $ 1,533,093
            2     $   71,233  $1,566,186  $1,566,186 $ 1,566,186
            3     $  109,542  $1,599,279  $1,599,279 $ 1,599,279
            4     $  149,767  $1,632,372  $1,632,372 $ 1,632,372
            5     $  192,003  $1,665,465  $1,665,465 $ 1,665,465
            6     $  236,350  $1,698,558  $1,698,558 $ 1,698,558
            7     $  282,916  $1,731,651  $1,731,651 $ 1,731,651
            8     $  331,809  $1,764,744  $1,764,744 $ 1,764,744
            9     $  383,147  $1,797,837  $1,797,837 $ 1,797,837
           10     $  437,052  $1,830,930  $1,830,930 $ 1,830,930
           15     $  749,804  $1,996,395  $1,996,395 $ 1,996,395
           20     $1,148,964  $2,161,860  $2,161,860 $ 2,161,860
           25     $1,658,405  $2,327,325  $2,327,325 $ 3,640,852
           30     $2,308,594  $2,492,790  $2,492,790 $ 6,343,298
           35     $3,138,418  $        0* $2,658,255 $10,770,307

                                          END OF YEAR NET CASH SURRENDER
         END OF YEAR ACCUMULATED VALUE                 VALUE
          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                     ANNUAL                           ANNUAL
END OF        INVESTMENT RETURN OF             INVESTMENT RETURN OF
POLICY  --------------------------------- --------------------------------
  YEAR     0%          6%         12%        0%         6%         12%
------  ---------  ---------- ----------- --------  ---------- -----------
   1    $  27,435  $   29,149 $    30,864 $ 15,082  $   16,796 $    18,511
   2    $  54,385  $   59,522 $    64,865 $ 43,405  $   48,542 $    53,885
   3    $  80,810  $   91,135 $   102,301 $ 71,203  $   81,527 $    92,693
   4    $ 106,668  $  124,003 $   143,501 $ 98,433  $  115,768 $   135,266
   5    $ 131,909  $  158,137 $   188,830 $125,046  $  151,274 $   181,967
   6    $ 156,591  $  193,660 $   238,809 $151,101  $  188,170 $   233,319
   7    $ 180,533  $  230,459 $   293,773 $176,415  $  226,342 $   289,655
   8    $ 204,184  $  269,048 $   354,725 $201,439  $  266,303 $   351,980
   9    $ 227,546  $  309,518 $   422,329 $226,173  $  308,146 $   420,956
  10    $ 250,618  $  351,965 $   497,323 $250,618  $  351,965 $   497,323
  15    $ 373,885  $  612,253 $ 1,032,949 $373,885  $  612,253 $ 1,032,949
  20    $ 466,828  $  923,817 $ 1,926,591 $466,828  $  923,817 $ 1,926,591
  25    $ 486,409  $1,286,447 $ 3,467,478 $486,409  $1,286,447 $ 3,467,478
  30    $ 272,281  $1,655,482 $ 6,041,236 $272,281  $1,655,482 $ 6,041,236
  35    $       0* $1,973,976 $10,257,435 $      0* $1,973,976 $10,257,435

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent policy termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

 ILLUSTRATION 6 - Death benefit Option C at guaranteed cost of insurance rates


             FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: C                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $33,093

                                 END OF YEAR DEATH BENEFIT
                     TOTAL                ASSUMING
                   PREMIUMS      HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS        INVESTMENT RETURN OF
         POLICY   INTEREST AT ----------------------------------
          YEAR        5%          0%          6%         12%
         ------   ----------- ----------  ----------  ----------
            1     $   34,748  $1,533,093  $1,533,093  $1,533,093
            2     $   71,233  $1,566,186  $1,566,186  $1,566,186
            3     $  109,542  $1,599,279  $1,599,279  $1,599,279
            4     $  149,767  $1,632,372  $1,632,372  $1,632,372
            5     $  192,003  $1,665,465  $1,665,465  $1,665,465
            6     $  236,350  $1,698,558  $1,698,558  $1,698,558
            7     $  282,916  $1,731,651  $1,731,651  $1,731,651
            8     $  331,809  $1,764.744  $1,764,744  $1,764,744
            9     $  383,147  $1,797,837  $1,797,837  $1,797,837
           10     $  437,052  $1,830,930  $1,830,930  $1,830,930
           15     $  749,804  $1,996,395  $1,996,395  $1,996,395
           20     $1,148,964  $2,161,860  $2,161,860  $2,161,860
           25     $1,658,405  $2,327,325  $2,327,325  $3,369,784
           30     $2,308,594  $        0* $2,492,790  $5,829,097
           35     $3,138,418  $        0* $        0* $9,754,170

          END OF YEAR ACCUMULATED          END OF YEAR NET CASH
                   VALUE                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
                   ANNUAL                         ANNUAL
END OF      INVESTMENT RETURN OF           INVESTMENT RETURN OF
POLICY  ------------------------------ ------------------------------
 YEAR      0%        6%        12%        0%        6%        12%
------  --------  --------  ---------- --------  --------  ----------
   1    $ 27,418  $ 29,132  $   30,846 $ 15,066  $ 16,779  $   18,494
   2    $ 54,314  $ 59,447  $   64,787 $ 43,334  $ 48,467  $   53,807
   3    $ 80,638  $ 90,953  $  102,108 $ 71,031  $ 81,345  $   92,500
   4    $106,342  $123,653  $  143,125 $ 98,107  $115,418  $  134,890
   5    $131,366  $157,545  $  188,185 $124,504  $150,683  $  181,323
   6    $155,756  $192,738  $  237,792 $150,266  $187,248  $  232,302
   7    $179,294  $229,078  $  292,233 $175,177  $224,960  $  288,116
   8    $201,850  $266,497  $  351,937 $199,105  $263,752  $  349,192
   9    $223,249  $304,885  $  417,352 $221,876  $303,512  $  415,980
  10    $243,285  $344,105  $  488,977 $243,285  $344,105  $  488,977
  15    $328,481  $563,263  $  983,038 $328,481  $563,263  $  983,038
  20    $325,140  $770,845  $1,789,407 $325,140  $770,845  $1,789,407
  25    $ 90,074  $876,720  $3,209,318 $ 90,074  $876,720  $3,209,318
  30    $      0* $594,131  $5,551,521 $      0* $594,131  $5,551,521
  35    $      0* $      0* $9,289,686 $      0* $      0* $9,289,686

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent policy termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

  ILLUSTRATION 7 - Death benefit Option D at current cost of insurance rates


             FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: D                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $33,093

                                  END OF YEAR DEATH BENEFIT
                     TOTAL                ASSUMING
                   PREMIUMS       HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS        INVESTMENT RETURN OF
         POLICY   INTEREST AT ----------------------------------
          YEAR        5%          0%          6%         12%
         ------   ----------- ----------  ---------- -----------
            1     $   34,748  $1,500,000  $1,500,000 $ 1,500,000
            2     $   71,233  $1,503,000  $1,503,000 $ 1,503,000
            3     $  109,542  $1,506,000  $1,506,000 $ 1,506,000
            4     $  149,767  $1,510,500  $1,510,500 $ 1,510,500
            5     $  192,003  $1,516,500  $1,516,500 $ 1,516,500
            6     $  236,350  $1,522,500  $1,522,500 $ 1,522,500
            7     $  282,916  $1,530,000  $1,530,000 $ 1,530,000
            8     $  331,809  $1,539,000  $1,539,000 $ 1,539,000
            9     $  383,147  $1,549,500  $1,549,500 $ 1,549,500
           10     $  437,052  $1,563,000  $1,563,000 $ 1,563,000
           15     $  749,804  $1,675,500  $1,675,500 $ 1,675,500
           20     $1,148,964  $1,903,500  $1,903,500 $ 2,084,751
           25     $1,658,405  $2,317,500  $2,317,500 $ 3,680,206
           30     $2,308,594  $2,766,000  $2,766,000 $ 6,409,454
           35     $3,138,418  $        0* $3,000,000 $10,880,328

                                         END OF YEAR NET CASH SURRENDER
         END OF YEAR ACCUMULATED VALUE                VALUE
          ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
                    ANNUAL                           ANNUAL
END OF       INVESTMENT RETURN OF             INVESTMENT RETURN OF
POLICY  -------------------------------- --------------------------------
 YEAR      0%         6%         12%        0%         6%         12%
------  --------  ---------- ----------- --------  ---------- -----------
   1    $ 27,437  $   29,151 $    30,866 $ 15,084  $   16,798 $    18,514
   2    $ 54,400  $   59,537 $    64,881 $ 43,420  $   48,557 $    53,901
   3    $ 80,860  $   91,187 $   102,356 $ 71,253  $   81,580 $    92,749
   4    $106,788  $  124,131 $   143,638 $ 98,553  $  115,896 $   135,403
   5    $132,149  $  158,397 $   189,110 $125,287  $  151,534 $   182,248
   6    $157,021  $  194,131 $   239,325 $151,531  $  188,641 $   233,835
   7    $181,243  $  231,248 $   294,648 $177,126  $  227,130 $   290,530
   8    $205,213  $  270,212 $   356,041 $202,468  $  267,467 $   353,296
   9    $228,929  $  311,116 $   424,178 $227,557  $  309,744 $   422,806
  10    $252,391  $  354,058 $   499,802 $252,391  $  354,058 $   499,802
  15    $378,305  $  618,055 $ 1,040,704 $378,305  $  618,055 $ 1,040,704
  20    $477,952  $  939,200 $ 1,948,365 $477,952  $  939,200 $ 1,948,365
  25    $504,445  $1,315,557 $ 3,504,958 $504,445  $1,315,557 $ 3,504,958
  30    $259,352  $1,663,061 $ 6,104,242 $259,352  $1,663,061 $ 6,104,242
  35    $      0* $1,788,175 $10,362,217 $      0* $1,788,175 $10,362,217

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent policy termination.


THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

 ILLUSTRATION 8 - Death benefit Option D at guaranteed cost of insurance rates


             FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE

Illustration of death benefits, accumulated values and net cash surrender values


DEATH BENEFIT OPTION: D                                 FACE AMOUNT: $1,500,000
MALE NONSMOKER ISSUE AGE 55                       FEMALE NONSMOKER ISSUE AGE 55
GUIDELINE PREMIUM TEST                                  ANNUAL PREMIUM: $33,093

                                  END OF YEAR DEATH BENEFIT
                     TOTAL                ASSUMING
                   PREMIUMS       HYPOTHETICAL GROSS ANNUAL
         END OF    PAID PLUS        INVESTMENT RETURN OF
         POLICY   INTEREST AT -----------------------------------
          YEAR        5%          0%          6%          12%
         ------   ----------- ----------  ----------  -----------
            1     $   34,748  $1,500,000  $1,500,000  $ 1,500,000
            2     $   71,233  $1,503,000  $1,503,000  $ 1,503,000
            3     $  109,542  $1,506,000  $1,506,000  $ 1,506,000
            4     $  149,767  $1,510,500  $1,510,500  $ 1,510,500
            5     $  192,003  $1,516,500  $1,516,500  $ 1,516,500
            6     $  236,350  $1,522,500  $1,522,500  $ 1,522,500
            7     $  282,916  $1,530,000  $1,530,000  $ 1,530,000
            8     $  331,809  $1,539,000  $1,539,000  $ 1,539,000
            9     $  383,147  $1,549,500  $1,549,500  $ 1,549,500
           10     $  437,052  $1,563,000  $1,563,000  $ 1,563,000
           15     $  749,804  $1,675,500  $1,675,500  $ 1,675,500
           20     $1,148,964  $1,903,500  $1,903,500  $ 1,986,033
           25     $1,658,405  $2,317,500  $2,317,500  $ 3,496,935
           30     $2,308,594  $        0* $2,766,000  $ 6,040,696
           35     $3,138,418  $        0* $        0* $10,100,312

          END OF YEAR ACCUMULATED          END OF YEAR NET CASH
                   VALUE                     SURRENDER VALUE
        ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
                   ANNUAL                         ANNUAL
END OF      INVESTMENT RETURN OF           INVESTMENT RETURN OF
POLICY  ------------------------------ ------------------------------
  YEAR     0%        6%        12%        0%        6%        12%
------  --------  --------  ---------- --------  --------  ----------
   1    $ 27,421  $ 29,134  $   30,849 $ 15,068  $ 16,782  $   18,496
   2    $ 54,331  $ 59,465  $   64,806 $ 43,351  $ 48,485  $   53,826
   3    $ 80,697  $ 91,015  $  102,173 $ 71,090  $ 81,407  $   92,566
   4    $106,484  $123,804  $  143,286 $ 98,249  $115,569  $  135,051
   5    $131,649  $157,851  $  188,515 $124,787  $150,988  $  181,653
   6    $156,263  $193,293  $  238,399 $150,773  $187,803  $  232,909
   7    $180,134  $230,009  $  293,267 $176,017  $225,892  $  289,149
   8    $203,168  $267,977  $  353,601 $200,423  $265,232  $  350,856
   9    $225,235  $307,142  $  419,924 $223,862  $305,769  $  418,551
  10    $246,180  $347,434  $  492,819 $246,180  $347,434  $  492,819
  15    $341,480  $579,166  $1,002,765 $341,480  $579,166  $1,002,765
  20    $362,206  $819,959  $1,856,105 $362,206  $819,959  $1,856,105
  25    $154,817  $979,305  $3,330,414 $154,817  $979,305  $3,330,414
  30    $      0* $700,725  $5,753,044 $      0* $700,725  $5,753,044
  35    $      0* $      0* $9,619,345 $      0* $      0* $9,619,345

--------
All premium payments are illustrated as if made at the beginning of the policy year.

This illustration assumes no policy loans or partial withdrawals have been made.

*Additional payment will be required to prevent policy termination.

THE DEATH BENEFITS, ACCUMULATED VALUES AND CASH SURRENDER VALUES WILL DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE INTERPRETED AS A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE TO VARIABLE ACCOUNTS BY THE OWNER AND THE EXPERIENCE OF THE ACCOUNTS. NO REPRESENTATION CAN BE MADE BY US, THE SEPARATE ACCOUNT OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THIS IS AN ILLUSTRATION ONLY. AN ILLUSTRATION IS NOT INTENDED TO PREDICT ACTUAL PERFORMANCE. INTEREST RATES, DIVIDENDS, AND VALUES SET FORTH IN THE ILLUSTRATION ARE NOT GUARANTEED.

                                                              Appendix B -- Joint equal age
                                 Joint equal age is a calculation that combines the ages and insurance risks of two people insured by a policy.  It changes many possible combinations of ages, risk classes, substandard ratings and genders for the two people insured by the policy into a two life status. With joint equal age, we assume that both people have the same age, gender (both always male), and risk class (both smoker or both nonsmoker).

                                 How we use joint equal age
                                 Using the joint equal age of the two people insured by the policy eliminates many of the tables needed when age rates are used. We use the joint equal age for calculating the following:

                                 .  certain policy charges. We use joint equal age to determine the rates per $1000 of initial face amount for the sales surrender target, underwriting surrender charge and the face amount component of the mortality and expense risk charge.

                                 .  cost of insurance rates. Age is used for cost of insurance rates, both current and guaranteed.

                                 .  the death benefit under Option D.

An example                       How we calculate joint equal age
This example assumes a male      Here are the five steps we use to calculate joint equal age. We start with the actual
smoker who is age 65 and a       ages of the two people insured by the policy.
female nonsmoker who is age
55 and has a Table D             Step 1 Adjust ages for smoker status
substandard rating.              If one person is a smoker and the other is a nonsmoker, we add a specified number of years to the age of the smoker. We do not adjust the age of the nonsmoker. The table
Here's how we calculate the      below shows how we make the adjustment.
joint equal age.

Step 1                           Number of smokers          Add to actual age (years)
Add 6 to the male age of 65      None                                 0
because he is a smoker. For      One female                           4
the female, add 0 to age 55      One male                             6
because she is a nonsmoker.      One unisex                           5
                                 Two                                  0

Adjusted ages after Step 1:      If both people insured by the policy are smokers, or if both people are nonsmokers, we
Male 71   Female 55              do not adjust the age in this step.

Step 2                           Step 2 Adjust ages for gender
Subtract 0 from the male age     We subtract years from the adjusted age we calculated in Step 1, based on gender. The
of 65. For the female,           table below shows how we make the adjustment.
subtract 5 from age 55.
                                 Gender    Subtract from adjusted age (years)
Adjusted ages after Step 2:      Female                   5
Male 71   Female 50              Male                     0
                                 Unisex                   1

Step 3                           Step 3 Adjust ages for table ratings
The male's age is not            We add years to the adjusted age in Step 2, based on the nonstandard table rating for
adjusted here because he         each person insured by the policy. The table below shows how we make the adjustment.
does not have a nonstandard
table rating. Add 8 to the       Table ratings represent a multiple of standard mortality rates.  Ratings other than 0
female's age of 50 because       represent nonstandard ratings.
her table rating is D.
                                 Table rating         0  A  B  C  D   E   F   H   J   L   N   P
Adjusted ages after Step 3:      Add to adjusted age  0  2  4  6  8  10  12  14  15  16  18  19
Male 71 Female 58                (years)

                                 We cap the adjusted age for nonstandard at age 100.

                                 For people who are uninsurable, the adjusted age will always be 100, regardless of their age and gender. We reserve the right to reject an application for a policy.

                                 After Steps 1 through 3, we have each person's adjusted age.

Step 4                           Step 4  Determine the add-on factor
Subtract 58 from 71. The         We subtract the younger adjusted age from the older adjusted age. We find the
difference is 13. The add-on     difference between the two in the table below and go across the row to determine the
factor for 13 is 6 in the        add-on factor.
table.
                                 Difference in       Add-on        Difference in      Add-on
                                 adjusted age        factor        adjusted age       factor
                                 (years)             (years)          (years)         (years)

                                 0                      0              40-44            12
                                 1-2                    1              45-47            13
                                 3-4                    2              48-50            14
                                 5-6                    3              51-53            15
                                 7-9                    4              54-56            16
                                 10-12                  5              57-60            17
                                 13-15                  6              61-64            18
                                 16-18                  7              65-69            19
                                 19-23                  8              70-75            20
                                 24-28                  9              76-82            21
                                 29-34                  10             83-91            22
                                 35-39                  11             92-100           23


Step 5                           Step 5 Calculate joint equal age
Add 6, the add-on factor to      We add the add-on factor to the younger adjusted age (from Step 3).
58, the younger adjusted age.
                                 The sum is the joint equal age.
The joint equal age is 64.

                 Appendix C -- Rates per $1,000 of face amount

                                          Face Amount                                        Face Amount
 Joint         Sales       Underwriting    Component    Joint     Sales       Underwriting    Component
 Equal       Surrender      Surrender      of M & E     Equal   Surrender      Surrender       of M&E
  Age         Target          Charge      Risk Charge    Age     Target          Charge      Risk Charge
   15           2.28            2.0         0.051        58       16.74            7.0         0.208
   16           2.35            2.1         0.052        59       18.04            7.3         0.230
   17           2.43            2.1         0.053        60       19.35            7.6         0.253
   18           2.50            2.2         0.054        61       20.64            7.9         0.275
   19           2.57            2.3         0.055        62       21.89            8.2         0.298
   20           2.65            2.3         0.056        63       23.08            8.5         0.320
   21           2.73            2.4         0.056        64       24.20            8.9         0.341
   22           2.81            2.4         0.057        65       25.26            9.3         0.362
   23           2.89            2.5         0.058        66       26.25            9.7         0.382
   24           2.98            2.6         0.059        67       27.20           10.1         0.401
   25           3.07            2.7         0.060        68       28.12           10.5         0.420
   26           3.16            2.8         0.061        69       29.00           10.9         0.439
   27           3.25            2.9         0.062        70       29.87           11.3         0.457
   28           3.35            3.0         0.063        71       30.73           11.7         0.475
   29           3.45            3.1         0.064        72       31.59           12.1         0.492
   30           3.55            3.2         0.065        73       32.46           12.5         0.510
   31           3.66            3.3         0.066        74       33.35           12.9         0.528
   32           3.77            3.4         0.067        75       34.26           13.3         0.547
   33           3.88            3.5         0.068        76       35.19           13.7         0.566
   34           4.04            3.6         0.069        77       36.14           14.1         0.585
   35           4.21            3.7         0.070        78       37.09           14.5         0.605
   36           4.38            3.8         0.072        79       38.06           14.9         0.626
   37           4.56            3.9         0.073        80       39.04           15.3         0.647
   38           4.75            4.0         0.074        81       40.02           15.7         0.668
   39           4.95            4.1         0.075        82       41.01           16.1         0.689
   40           5.15            4.2         0.076        83       42.00           16.5         0.711
   41           5.37            4.3         0.078        84       43.00           16.9         0.733
   42           5.59            4.4         0.079        85       44.00           17.3         0.756
   43           5.82            4.5         0.080        86       45.00           17.7         0.778
   44           6.20            4.6         0.082        87       46.00           18.1         0.801
   45           6.60            4.7         0.085        88       47.00           18.5         0.824
   46           7.03            4.8         0.087        89       48.00           18.9         0.848
   47           7.49            4.9         0.090        90       49.00           19.3         0.871
   48           7.98            5.0         0.093        91       50.00           19.7         0.895
   49           8.50            5.1         0.097        92       51.00           20.1         0.919
   50           9.05            5.2         0.102        93       52.00           20.5         0.944
   51           9.64            5.3         0.107        94       53.00           20.9         0.968
   52          10.27            5.4         0.113        95       54.00           21.3         0.993
   53          10.94            5.5         0.120        96       55.00           21.7         1.018
   54          11.94            5.8         0.134        97       56.00           22.1         1.044
   55          13.03            6.1         0.150        98       57.00           22.5         1.069
   56          14.21            6.4         0.168        99       58.00           22.9         1.095
   57          15.45            6.7         0.188       100       59.00           23.3         1.121

                    Appendix D -- Death benefit percentages

 Age          Percentage    Age   Percentage    Age   Percentage     Age    Percentage
0-40            250%         50       185%       60      130%        70          115%
  41            243          51       178        61      128         71          113
  42            236          52       171        62      126         72          111
  43            229          53       164        63      124         73          109
  44            222          54       157        64      122         74          107
  45            215          55       150        65      120        75-90        105
  46            209          56       146        66      119         91          104
  47            203          57       142        67      118         92          103
  48            197          58       138        68      117         93          102
  49            191          59       134        69      116       greater       101
                                                                    than
                                                                     93

                   Appendix E -- Death benefit factor table

Rate per $1.00 of Face Amount

Joint
Equal
Age                                                           Policy Years*
            5      10      15      20      25      30      35      40      45      50      55      60      65      70     75+
15        1.000   1.000   1.000   1.001   1.002   1.005   1.010   1.022   1.048   1.102   1.210   1.415   1.702   1.957   2.000
20        1.000   1.000   1.001   1.002   1.004   1.009   1.021   1.046   1.100   1.207   1.411   1.700   1.957   2.000   2.000
25        1.000   1.000   1.001   1.003   1.008   1.019   1.044   1.097   1.204   1.408   1.697   1.956   2.000   2.000   2.000
30        1.000   1.001   1.003   1.007   1.018   1.042   1.094   1.200   1.404   1.694   1.955   2.000   2.000   2.000   2.000
35        1.000   1.002   1.006   1.016   1.039   1.091   1.197   1.400   1.692   1.954   2.000   2.000   2.000   2.000   2.000
40        1.001   1.005   1.014   1.036   1.087   1.192   1.395   1.688   1.953   2.000   2.000   2.000   2.000   2.000   2.000
45        1.002   1.011   1.032   1.081   1.185   1.388   1.682   1.952   2.000   2.000   2.000   2.000   2.000   2.000   2.000
50        1.006   1.025   1.072   1.174   1.376   1.674   1.949   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
55        1.015   1.058   1.157   1.358   1.660   1.945   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
60        1.035   1.128   1.327   1.636   1.936   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
65        1.079   1.274   1.595   1.920   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
70        1.175   1.519   1.891   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
75        1.357   1.822   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
80        1.620   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
85        1.894   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
90        1.969   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
95        2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000
99        2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000   2.000

* Factors are portrayed for both Joint Equal Ages and Policy Anniversaries, at five year intervals. See your Policy for one year increments in Death Benefit factors.

[outside back cover]

                        Pacific Select Estate Preserver


                        Where to go for more information
                        For more information about Pacific Select Estate Preserver, please call or write to us at the address below. You should also
The Pacific Select      use this address to send us any notices, forms or requests about
 Estate Preserver       your policy.
 variable life
 insurance policy is    Pacific Life Insurance Company
 underwritten by        Client Services Department
 Pacific Life           700 Newport Center Drive
 Insurance Company,     P.O. Box 7500
 700 Newport Center     Newport Beach, California 92658-7500
 Drive, P.O. Box
 9000, Newport          1-800-800-7681
 Beach, California      7 a.m. through 5 p.m. Pacific time
 92660.
                        You can find reports and other information about the policy and separate account on the Securities and Exchange Commission's website:  www.sec.gov

PART II.  ADDITIONAL INFORMATION NOT REQUIRED IN PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet.
     The cross-reference sheet.

     The Prospectus consisting of 83 pages (including illustrations).

     The undertaking to file reports.
     Representation pursuant to Section 26(e) of the Investment Company Act of 1940.
     The signatures.

The following exhibits:

  1.  (1)   (a)  Resolution of the Board of Directors of the Depositor dated
                 November 22, 1989 and copies of the Memoranda concerning
                 Pacific Select Exec Separate Account dated May 12, 1988 and
                 January 26, 1993./1/

            (b) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./5/
      (2)   Inapplicable
      (3)   (a)  Distribution Agreement Between Pacific Mutual Life Insurance
                 Company and Pacific Equities Network/1/
            (b) Form of Selling Agreement Between Pacific Equities Network and Various Broker-Dealers/3/
      (4)   Inapplicable
      (5)   (a)  Last Survivor Flexible Premium Variable Life Insurance
                 Policy (Form 96-56)/2/
            (b)  Accelerated Living Benefit Rider/1/
            (c)  Policy Split Option Rider/1/
            (d)  Last Survivor Added Protection Benefit (Form R96-LSAPB)/2/
            (e)  Individual Annual Renewable Term Rider (Form R96-ART)/2/
            (f)  Enhanced Policy Split Option Rider (Form R96-EPSO)/2/

      (6)   (a)  Articles of Incorporation of Pacific Life Insurance
                 Company/5/

            (b)  Bylaws of Pacific Life Insurance Company/5/
      (7)   Inapplicable
      (8)   Inapplicable
      (9)   (a)  Participation Agreement between Pacific Life Insurance
                 Company and Pacific Select Fund/3/
            (b) M Fund Inc. Participation Agreement with Pacific Life Insurance Company./4/
      (10)  Applications and General Questionnaire/1/

  2. Form of Opinion and consent of legal officer of Pacific Mutual as to legality of Policies being registered/1/ (Incorporated by reference to Exhibit No. 3 filed in Registrant's Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.)

  3.  Inapplicable

  4.  Inapplicable

  5.  Inapplicable

  6.  (a) Inapplicable
      (b) Consent of Dechert Price & Rhoads/2/

  7.  Opinion of Actuary/5/

  8.  Memorandum Describing Issuance, Transfer, and Redemption
      Procedures/1/

  9.  Powers of Attorney/5/



_______________________

/1/    Filed as part of the Registration Statement on Form S-6 filed via EDGAR on March 14, 1996, File No. 333-01713, Accession Number 0000898430-96-000838.
/2/    Filed as part of Pre-Effective Amendment No. 1 to the Registration
       Statement on Form S-6 filed via EDGAR on October 25, 1996, File No.
       333-01713 Accession Number 0001017062-96-000349.
/3/    Filed as part of Post-Effective Amendment No.1 to the Registration
       Statement on Form S-6 filed via EDGAR on January 15, 1997, File
       No. 333-01713 Accession Number 0001017062-97-000040.
/4/    Filed as part of Post-Effective Amendment No. 2 to the Registration
       Statement on Form S-6 filed via EDGAR on April 25, 1997, File No. 333-01713,
       Accession Number 0001017062-97-000727.
/5/    Filed as part of Post-Effective Amendment No. 3 to the Registration
       Statement on Form S-6 filed via EDGAR on April 24, 1998, File No. 333-
       01713, Accession Number 0001017062-98-000895.

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940


     Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy ("Policy") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed in connection with the Policy.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 11th day of February, 1999.

                                       PACIFIC SELECT EXEC SEPARATE ACCOUNT
                                       (Registrant)

                                  BY:  PACIFIC MUTUAL LIFE INSURANCE COMPANY
                                       (Depositor)

                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer


*BY:  /s/ DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact



(Power of Attorney is contained in Exhibit 9 of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed April 24, 1998 via EDGAR, File No. 333-01713, Accession Number 0001017062-98-000895.)

SIGNATURES

     Pursuant to the requirements of the Securities act of 1933, Pacific Life Insurance Company has duly caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Newport Beach, and State of California, on this 11th day of February, 1999.

                                       PACIFIC LIFE INSURANCE COMPANY
                                       (Registrant)


                                  BY:  _____________________________________
                                       Thomas C. Sutton*
                                       Chairman & Chief Executive Officer



*BY:  /s/DAVID R. CARMICHAEL
      David R. Carmichael
      as attorney-in-fact


(Power of attorney is contained as Exhibit 9 of Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account filed April 24, 1998 via EDGAR, File No. 333-01713, Accession Number 0001017062-98-000895.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                              Title              Date
Thomas C. Sutton*             Director, Chairman          ____________, 1999
                              of the Board and
                              Chief Executive Officer

Glenn S. Schafer*             Director and President      ____________, 1999

Khanh T. Tran*                Director, Senior Vice       ____________, 1999
                              President and Chief
                              Financial Officer

David R. Carmichael*          Director, Senior Vice       ____________, 1999
                              President and General
                              Counsel

Audrey L. Milfs*              Director, Vice President    ____________, 1999
                              and Corporate Secretary

Richard M. Ferry*             Director                    ____________, 1999

Donald E. Guinn*              Director                    ____________, 1999

Ignacio E. Lozano, Jr.*       Director                    ____________, 1999

Charles D. Miller*            Director                    ____________, 1999

Donn B. Miller*               Director                    ____________, 1999

Richard M. Rosenberg*         Director                    ____________, 1999

James R. Ukropina*            Director                    ____________, 1999

Raymond L. Watson*            Director                    ____________, 1999

Edward R. Byrd*               Vice President and
                              Controller                  ____________, 1999


*BY: /s/ DAVID R. CARMICHAEL                               February 11, 1999
David R. Carmichael
as attorney-in-fact



(Powers of Attorney are contained as Exhibit 9 in this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 of Pacific Select Exec
Separate Account filed April 24, 1998 via EDGAR, File No. 333-01713, Accession Number 0001017062-98-000895.)